Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	THE SARATOGA ADVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000924628
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2020
Prospectus Date	rr_ProspectusDate	Dec. 28, 2020
Class A [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 5%-65% of the Portfolio’s assets to core equity investments; 8%-75% to fixed income investments; 10%-75% to money market investments; and 2%-30% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.96% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.69% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 0.48%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.69%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Conservative Balanced Allocation Portfolio | Morningstar Moderately Conservative Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Class A [Member] | Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 30%-50% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Class A [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	735
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,996
Annual Return 2019	rr_AnnualReturn2019	13.69%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class A [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%
Class A [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Class A [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 10%-75% of the Portfolio’s assets to core equity investments; 7%-70% to fixed income investments; 8.5%-70% to money market investments; and 2.5%-32.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.68% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.71% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 0.30%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.71%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[3]
Class A [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[3]
Class A [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%	[5]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,318
Annual Return 2019	rr_AnnualReturn2019	16.62%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2018
Class A [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)	[3]
Class A [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%	[3]
Class A [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 20%-82.5% of the Portfolio’s assets to core equity investments; 2.5%-25% to sector equity investments; 6%-65% to fixed income investments; 7%-65% to money market investments; and 3%-35% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.72% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.79% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 0.10%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.79%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Moderate Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[6]
Class A [Member] | Moderate Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[6]
Class A [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.89%	[8]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,291
Annual Return 2019	rr_AnnualReturn2019	16.98%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class A [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[6]
Class A [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%	[6]
Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 30%-90% of the Portfolio’s assets to core equity investments; 5%-27.5% to sector equity investments; 3%-60% to fixed income investments; 5%-60% to money market investments; and 3.5%-37.5% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.13% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.70% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -1.16%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.70%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[9]
Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[9]
Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%	[11]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	760
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,705
Annual Return 2019	rr_AnnualReturn2019	17.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%	[9]
Class A [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%	[9]
Class A [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 35%-95% of the Portfolio’s assets to core equity investments; 7.5%-30% to sector equity investments; 2%-55% to fixed income investments; 2.5%-55% to money market investments; and 4%-40% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.31% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.30% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -2.03%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.30%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[13]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,607
Annual Return 2019	rr_AnnualReturn2019	18.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class A [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%	[14]
Class A [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[14]
Class A [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A | Morningstar Moderately Aggressive Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[14]
Class A [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class A | Morningstar US Fund Allocation 70%-85% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[14]
Class A [Member] | U.S. Government Money Market Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

●	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

●	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.
●	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

●	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns or a stable net asset value of $1.00 per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio.

NAV Risk. The Portfolio may not be able to maintain a stable $1.00 share price at all times. If the Portfolio or another money market fund fails to maintain a stable NAV or maintain a weekly net liquid asset level (or such perception exists in the marketplace), the Portfolio could be subject to increased redemptions, which may adversely impact the Portfolio’s share price.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.22% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 0.01%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-807-FUND
Class A [Member] | U.S. Government Money Market Portfolio | 90 Day T-Bills
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.54%
Class A [Member] | U.S. Government Money Market Portfolio | Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Class A [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.475%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.705%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,529
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.03%
Annual Return 2018	rr_AnnualReturn2018	0.50%
Annual Return 2019	rr_AnnualReturn2019	0.53%
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.95%)
10 Years	rr_AverageAnnualReturnYear10	(0.47%)
Class A [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the United States government or private lenders such as banks.

They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

An Underlying Fund may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Ginnie Mae securities are backed by the full faith and credit of the United States government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States government, but they have the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Underlying Fund investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity.

Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.31% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -1.63% (quarter ended June 30, 2013). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 2.94%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.63%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Investment Quality Bond Portfolio | Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Class A [Member] | Investment Quality Bond Portfolio | Lipper Short-Intermediate Investment Grade Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Class A [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	753
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,629
Annual Return 2010	rr_AnnualReturn2010	3.75%
Annual Return 2011	rr_AnnualReturn2011	2.12%
Annual Return 2012	rr_AnnualReturn2012	2.69%
Annual Return 2013	rr_AnnualReturn2013	(1.32%)
Annual Return 2014	rr_AnnualReturn2014	0.49%
Annual Return 2015	rr_AnnualReturn2015	(0.54%)
Annual Return 2016	rr_AnnualReturn2016	1.40%
Annual Return 2017	rr_AnnualReturn2017	0.31%
Annual Return 2018	rr_AnnualReturn2018	(0.94%)
Annual Return 2019	rr_AnnualReturn2019	3.37%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	0.53%
Class A [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	0.07%
Class A [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	0.38%
Class A [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser.

An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income from the Portfolio. Municipal bonds, notes and commercial paper are commonly classified as either “general obligation” or “revenue.” General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. An Underlying Fund’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Municipal Bond Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Portfolio’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Portfolio could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Portfolio’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Portfolio’s investments.

Credit and Interest Rate Risk. An Underlying Fund may be subject to credit and interest rate risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds.

Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Portfolio to sell at an advantageous price or time. Longer term bonds and zero- coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest. Generally, the longer the average duration of the bonds in the Portfolio, the more the Portfolio’s share price will fluctuate in response to interest rate changes.

An Underlying Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

Investments in municipal bonds in the fourth highest grade are considered speculative. The ratings of municipal bonds do not ensure the stability or safety of an Underlying Fund’s, and thus the Portfolio’s, investments.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Tax Risk. There is no guarantee that the Portfolio’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. An Underlying Fund may invest without limit in municipal obligations that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.78% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -3.62% (quarter ended December 31, 2016). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 0.64%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.62%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	884
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,920
Annual Return 2010	rr_AnnualReturn2010	0.53%
Annual Return 2011	rr_AnnualReturn2011	4.93%
Annual Return 2012	rr_AnnualReturn2012	1.50%
Annual Return 2013	rr_AnnualReturn2013	(2.46%)
Annual Return 2014	rr_AnnualReturn2014	1.95%
Annual Return 2015	rr_AnnualReturn2015	0.28%
Annual Return 2016	rr_AnnualReturn2016	(1.94%)
Annual Return 2017	rr_AnnualReturn2017	1.89%
Annual Return 2018	rr_AnnualReturn2018	(2.64%)
Annual Return 2019	rr_AnnualReturn2019	0.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	(0.15%)
Class A [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.00%)
10 Years	rr_AverageAnnualReturnYear10	(0.49%)
Class A [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
10 Years	rr_AverageAnnualReturnYear10	(0.16%)
Class A [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class A | Bloomberg Barclays Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Class A [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class A | Lipper Intermediate Municipal Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Class A [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.78% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -23.49% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -11.91%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.49%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Large Capitalization Value Portfolio | S&P 500/Citigroup Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Class A [Member] | Large Capitalization Value Portfolio | Morningstar Large Value Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.04%
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	10.90%
Class A [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,345
Annual Return 2010	rr_AnnualReturn2010	14.18%
Annual Return 2011	rr_AnnualReturn2011	(6.20%)
Annual Return 2012	rr_AnnualReturn2012	17.37%
Annual Return 2013	rr_AnnualReturn2013	39.85%
Annual Return 2014	rr_AnnualReturn2014	11.45%
Annual Return 2015	rr_AnnualReturn2015	(7.15%)
Annual Return 2016	rr_AnnualReturn2016	8.72%
Annual Return 2017	rr_AnnualReturn2017	8.24%
Annual Return 2018	rr_AnnualReturn2018	(17.90%)
Annual Return 2019	rr_AnnualReturn2019	40.31%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.25%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Class A [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.25%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Class A [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.09%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Class A [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Growth Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.

The Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.

When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.77% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -17.43% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 17.02%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Large Capitalization Growth Portfolio | S&P 500/Citigroup Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.12%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Class A [Member] | Large Capitalization Growth Portfolio | Morningstar Large Growth Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.90%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Class A [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,283
Annual Return 2010	rr_AnnualReturn2010	26.91%
Annual Return 2011	rr_AnnualReturn2011	3.45%
Annual Return 2012	rr_AnnualReturn2012	17.31%
Annual Return 2013	rr_AnnualReturn2013	35.66%
Annual Return 2014	rr_AnnualReturn2014	11.48%
Annual Return 2015	rr_AnnualReturn2015	9.59%
Annual Return 2016	rr_AnnualReturn2016	(0.43%)
Annual Return 2017	rr_AnnualReturn2017	29.85%
Annual Return 2018	rr_AnnualReturn2018	(0.90%)
Annual Return 2019	rr_AnnualReturn2019	25.98%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.73%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	14.53%
Class A [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	11.64%
Class A [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	11.27%
Class A [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at September 30, 2020 was $586 million to $45.1 billion. The Russell Midcap® Index is reconstituted annually in June of each year. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

●	companies earning a positive economic margin with stable-to-improving returns;

●	companies valued at a discount to their asset value; and
●	companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

●	value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

●	use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

●	use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.

If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.94% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -22.38% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -10.30%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Mid Capitalization Portfolio | Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.54%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	13.19%
Class A [Member] | Mid Capitalization Portfolio | Morningstar Mid Capitalization Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	11.09%
Class A [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	753
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,629
Annual Return 2010	rr_AnnualReturn2010	19.26%
Annual Return 2011	rr_AnnualReturn2011	(4.27%)
Annual Return 2012	rr_AnnualReturn2012	14.91%
Annual Return 2013	rr_AnnualReturn2013	41.07%
Annual Return 2014	rr_AnnualReturn2014	10.50%
Annual Return 2015	rr_AnnualReturn2015	(4.06%)
Annual Return 2016	rr_AnnualReturn2016	4.84%
Annual Return 2017	rr_AnnualReturn2017	12.94%
Annual Return 2018	rr_AnnualReturn2018	(17.06%)
Annual Return 2019	rr_AnnualReturn2019	29.93%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.52%
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Class A [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.51%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Class A [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Class A [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Capitalization Portfolio seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2020 was $33 million to $11.28 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.

When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter (“OTC”) market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value (“NAV”) than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general. In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.39% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -22.25% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -0.85%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Small Capitalization Portfolio | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Class A [Member] | Small Capitalization Portfolio | Morningstar Small Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.75%
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	11.17%
Class A [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	775
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,857
Annual Return 2010	rr_AnnualReturn2010	16.40%
Annual Return 2011	rr_AnnualReturn2011	(1.15%)
Annual Return 2012	rr_AnnualReturn2012	8.83%
Annual Return 2013	rr_AnnualReturn2013	31.62%
Annual Return 2014	rr_AnnualReturn2014	2.78%
Annual Return 2015	rr_AnnualReturn2015	(10.09%)
Annual Return 2016	rr_AnnualReturn2016	12.72%
Annual Return 2017	rr_AnnualReturn2017	15.21%
Annual Return 2018	rr_AnnualReturn2018	(16.71%)
Annual Return 2019	rr_AnnualReturn2019	23.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Class A [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	4.75%
Class A [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Class A [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio’s assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities.

When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.16% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -23.98% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -11.08%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | International Equity Portfolio | MSCI ACWI EX-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Class A [Member] | International Equity Portfolio | Morningstar Foreign Large Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class A [Member] | International Equity Portfolio | International Equity Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.90%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	771
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,817
Annual Return 2010	rr_AnnualReturn2010	11.22%
Annual Return 2011	rr_AnnualReturn2011	(20.40%)
Annual Return 2012	rr_AnnualReturn2012	17.03%
Annual Return 2013	rr_AnnualReturn2013	11.93%
Annual Return 2014	rr_AnnualReturn2014	(12.01%)
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
Annual Return 2016	rr_AnnualReturn2016	(0.10%)
Annual Return 2017	rr_AnnualReturn2017	18.19%
Annual Return 2018	rr_AnnualReturn2018	(24.19%)
Annual Return 2019	rr_AnnualReturn2019	19.38%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	(0.37%)
Class A [Member] | International Equity Portfolio | International Equity Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.78%
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
10 Years	rr_AverageAnnualReturnYear10	(0.56%)
Class A [Member] | International Equity Portfolio | International Equity Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
10 Years	rr_AverageAnnualReturnYear10	(0.31%)
Class A [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health & Biotechnology Portfolio seeks long-term capital growth
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Factors considered include growth potential, earnings, valuation, competitive advantages and management. When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Health & Biotechnology Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.01% (quarter ended December 31, 2019) and the lowest return for a calendar quarter was -13.14% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -3.55%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.14%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Health & Biotechnology Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class A [Member] | Health & Biotechnology Portfolio | S&P 500 Healthcare Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	14.76%
Class A [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	796
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,069
Annual Return 2010	rr_AnnualReturn2010	8.67%
Annual Return 2011	rr_AnnualReturn2011	10.28%
Annual Return 2012	rr_AnnualReturn2012	12.59%
Annual Return 2013	rr_AnnualReturn2013	36.15%
Annual Return 2014	rr_AnnualReturn2014	19.28%
Annual Return 2015	rr_AnnualReturn2015	6.91%
Annual Return 2016	rr_AnnualReturn2016	(1.96%)
Annual Return 2017	rr_AnnualReturn2017	11.95%
Annual Return 2018	rr_AnnualReturn2018	(5.47%)
Annual Return 2019	rr_AnnualReturn2019	16.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.50%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Class A [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class A [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Class A [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Adviser employs a top-down and bottom-up investment approach. The Adviser begins with the overall outlook for the economy, then identifies specific industries which should benefit from economic trends and the investment environment. Individual securities are then selected based on fundamental analysis, growth potential, earnings, valuation, competitive advantages and the opportunity of each issuer. Ultimately, the Adviser seeks to identify high-quality companies at attractive prices whose long-term enduring value is underappreciated.

The Portfolio defines a “technology company” as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a “communications company” as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year.

Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Technology & Communications Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition.

In some cases, there are some emerging technology companies that sell stock before they have a commercially viable product and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.

Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5, and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5, and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.14% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -19.23% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was 15.26%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.23%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before- tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before- tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Technology & Communications Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class A [Member] | Technology & Communications Portfolio | Lipper Science & Technology Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	39.75%
5 Years	rr_AverageAnnualReturnYear05	16.46%
10 Years	rr_AverageAnnualReturnYear10	15.38%
Class A [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,847
Annual Return 2010	rr_AnnualReturn2010	49.03%
Annual Return 2011	rr_AnnualReturn2011	(9.64%)
Annual Return 2012	rr_AnnualReturn2012	14.75%
Annual Return 2013	rr_AnnualReturn2013	33.74%
Annual Return 2014	rr_AnnualReturn2014	9.43%
Annual Return 2015	rr_AnnualReturn2015	5.02%
Annual Return 2016	rr_AnnualReturn2016	16.60%
Annual Return 2017	rr_AnnualReturn2017	27.78%
Annual Return 2018	rr_AnnualReturn2018	0.02%
Annual Return 2019	rr_AnnualReturn2019	32.40%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.80%
5 Years	rr_AverageAnnualReturnYear05	14.32%
10 Years	rr_AverageAnnualReturnYear10	16.02%
Class A [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.57%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	14.41%
Class A [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	13.09%
Class A [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Portfolio seeks long-term growth of capital
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s total assets may be invested in U.S. and foreign securities outside of financial companies.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

A “Financial services company,” for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company’s revenues or earnings were derived from financial services activities based upon the company’s most recent fiscal year, or at least 50% of the company’s assets were devoted to such activities based on the company’s most recent fiscal year or any company which is included in the S&P Financial Sector Index. Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Financial Services Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services companies than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans.

Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events.

For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.97% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -22.52% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -23.80%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Financial Services Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class A [Member] | Financial Services Portfolio | Lipper Financial Services Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.07%
5 Years	rr_AverageAnnualReturnYear05	9.17%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Class A [Member] | Financial Services Portfolio | Financial Services Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	950
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,507
Annual Return 2010	rr_AnnualReturn2010	3.06%
Annual Return 2011	rr_AnnualReturn2011	(16.25%)
Annual Return 2012	rr_AnnualReturn2012	16.98%
Annual Return 2013	rr_AnnualReturn2013	30.94%
Annual Return 2014	rr_AnnualReturn2014	7.06%
Annual Return 2015	rr_AnnualReturn2015	(6.60%)
Annual Return 2016	rr_AnnualReturn2016	14.98%
Annual Return 2017	rr_AnnualReturn2017	19.28%
Annual Return 2018	rr_AnnualReturn2018	(19.31%)
Annual Return 2019	rr_AnnualReturn2019	23.41%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Class A [Member] | Financial Services Portfolio | Financial Services Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	4.94%
Class A [Member] | Financial Services Portfolio | Financial Services Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Class A [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Reduced Sales Charge” on page 117 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”). The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an “Energy or Basic Materials Company.” Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System, which classifies companies according to industry sectors and groups. Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies. Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Standard & Poor’s classifications are utilized to identify sectors.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors. This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Energy & Basic Materials Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.

Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class A shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.92% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -29.94% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class A shares was -32.33%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class A [Member] | Energy & Basic Materials Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class A [Member] | Energy & Basic Materials Portfolio | Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.40%
5 Years	rr_AverageAnnualReturnYear05	(5.66%)
10 Years	rr_AverageAnnualReturnYear10	(1.05%)
Class A [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.97%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	951
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,515
Annual Return 2010	rr_AnnualReturn2010	24.03%
Annual Return 2011	rr_AnnualReturn2011	(11.22%)
Annual Return 2012	rr_AnnualReturn2012	(2.03%)
Annual Return 2013	rr_AnnualReturn2013	24.65%
Annual Return 2014	rr_AnnualReturn2014	(20.39%)
Annual Return 2015	rr_AnnualReturn2015	(23.99%)
Annual Return 2016	rr_AnnualReturn2016	19.45%
Annual Return 2017	rr_AnnualReturn2017	8.44%
Annual Return 2018	rr_AnnualReturn2018	(18.00%)
Annual Return 2019	rr_AnnualReturn2019	(0.96%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.50%)
10 Years	rr_AverageAnnualReturnYear10	(2.13%)
Class A [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.50%)
10 Years	rr_AverageAnnualReturnYear10	(2.13%)
Class A [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.96%)
5 Years	rr_AverageAnnualReturnYear05	(4.08%)
10 Years	rr_AverageAnnualReturnYear10	(1.58%)
Class C [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 5%-65% of the Portfolio’s assets to core equity investments; 8%-75% to fixed income investments; 10%-75% to money market investments; and 2%-30% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.08% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.49% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -0.10%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Conservative Balanced Allocation Portfolio | Morningstar Moderately Conservative Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Class C [Member] | Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 30%-50% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Class C [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.42%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,538
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,303
Annual Return 2019	rr_AnnualReturn2019	13.55%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class C [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Class C [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Class C [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 10%-75% of the Portfolio’s assets to core equity investments; 7%-70% to fixed income investments; 8.5%-70% to money market investments; and 2.5%-32.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.68% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.50% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -0.49%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.50%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[22]
Class C [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[22]
Class C [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.53%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,618
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	962
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,618
Annual Return 2019	rr_AnnualReturn2019	16.05%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2018
Class C [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[22]
Class C [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[22]
Class C [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 20%-82.5% of the Portfolio’s assets to core equity investments; 2.5%-25% to sector equity investments; 6%-65% to fixed income investments; 7%-65% to money market investments; and 3%-35% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.72% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.49% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -0.38%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Moderate Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[25]
Class C [Member] | Moderate Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[25]
Class C [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[26]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.64%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 367
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,592
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	267
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	964
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,685
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,592
Annual Return 2019	rr_AnnualReturn2019	16.38%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class C [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[25]
Class C [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[25]
Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 30%-90% of the Portfolio’s assets to core equity investments; 5%-27.5% to sector equity investments; 3%-60% to fixed income investments; 5%-60% to money market investments; and 3.5%-37.5% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.13% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.40% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -1.84%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.40%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[28]
Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[28]
Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[29]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.68%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,941
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,052
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,852
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,941
Annual Return 2019	rr_AnnualReturn2019	17.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[28]
Class C [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[28]
Class C [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 35%-95% of the Portfolio’s assets to core equity investments; 7.5%-30% to sector equity investments; 2%-55% to fixed income investments; 2.5%-55% to money market investments; and 4%-40% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.42% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.10% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -2.62%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Aggressive Balanced Allocation Portfolio | Morningstar Moderately Aggressive Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[31]
Class C [Member] | Aggressive Balanced Allocation Portfolio | Morningstar US Fund Allocation 70%-85% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[31]
Class C [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[32]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.70%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,902
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,044
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,902
Annual Return 2019	rr_AnnualReturn2019	18.02%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[31]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class C [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[31]
Class C [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[31]
Class C [Member] | U.S. Government Money Market Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

●	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

●	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.
●	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

●	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns or a stable net asset value of $1.00 per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio.

NAV Risk. The Portfolio may not be able to maintain a stable $1.00 share price at all times. If the Portfolio or another money market fund fails to maintain a stable NAV or maintain a weekly net liquid asset level (or such perception exists in the marketplace), the Portfolio could be subject to increased redemptions, which may adversely impact the Portfolio’s share price.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.11% (quarter ended June 30, 2018) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was 0.01%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-807-FUND
Class C [Member] | U.S. Government Money Market Portfolio | 90 Day T-Bills
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.54%
Class C [Member] | U.S. Government Money Market Portfolio | Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Class C [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.475%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.705%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,696
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.03%
Annual Return 2018	rr_AnnualReturn2018	0.32%
Annual Return 2019	rr_AnnualReturn2019	0.12%
1 Year	rr_AverageAnnualReturnYear01	0.12%	[35]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[35]
10 Years	rr_AverageAnnualReturnYear10	0.05%	[35]
Class C [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the United States government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

An Underlying Fund may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Ginnie Mae securities are backed by the full faith and credit of the United States government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States government, but they have the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Underlying Fund investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends and performance history of an Underlying Fund’s management team, among other factors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.16% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -1.77% (quarter ended June 30, 2013). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was 2.60%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.77%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Investment Quality Bond Portfolio | Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Class C [Member] | Investment Quality Bond Portfolio | Lipper Short-Intermediate Investment Grade Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Class C [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[36]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,806
Annual Return 2010	rr_AnnualReturn2010	3.03%
Annual Return 2011	rr_AnnualReturn2011	1.61%
Annual Return 2012	rr_AnnualReturn2012	2.10%
Annual Return 2013	rr_AnnualReturn2013	(1.87%)
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	(0.89%)
Annual Return 2016	rr_AnnualReturn2016	1.16%
Annual Return 2017	rr_AnnualReturn2017	0.02%
Annual Return 2018	rr_AnnualReturn2018	(1.26%)
Annual Return 2019	rr_AnnualReturn2019	2.82%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[37]
1 Year	rr_AverageAnnualReturnYear01	1.82%	[37]
5 Years	rr_AverageAnnualReturnYear05	0.36%	[37]
10 Years	rr_AverageAnnualReturnYear10	0.66%	[37]
Class C [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.73%	[37]
5 Years	rr_AverageAnnualReturnYear05	0.11%	[37]
10 Years	rr_AverageAnnualReturnYear10	0.32%	[37]
Class C [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.08%	[37]
5 Years	rr_AverageAnnualReturnYear05	0.20%	[37]
10 Years	rr_AverageAnnualReturnYear10	0.50%	[37]
Class C [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis.

The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser.

An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax, ” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income from the Portfolio. Municipal bonds, notes and commercial paper are commonly classified as either “general obligation” or “revenue”. ” General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. An Underlying Fund’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Municipal Bond Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Portfolio’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Portfolio could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Portfolio’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Portfolio’s investments.

Credit and Interest Rate Risk. An Underlying Fund may be subject to credit and interest rate risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations.

The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis.

Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Portfolio to sell at an advantageous price or time. Longer term bonds and zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest. Generally, the longer the average duration of the bonds in the Portfolio, the more the Portfolio’s share price will fluctuate in response to interest rate changes.

An Underlying Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

Investments in municipal bonds in the fourth highest grade are considered speculative. The ratings of municipal bonds do not ensure the stability or safety of an Underlying Fund’s, and thus the Portfolio’s, investments.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Tax Risk. There is no guarantee that the Portfolio’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. An Underlying Fund may invest without limit in municipal obligations that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.72% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -3.63% (quarter ended December 31, 2016). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was 0.74%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.63%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Municipal Bond Portfolio | Bloomberg Barclays Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Class C [Member] | Municipal Bond Portfolio | Lipper Intermediate Municipal Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Class C [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[38]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 484
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	384
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,166
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,967
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,053
Annual Return 2010	rr_AnnualReturn2010	(0.07%)
Annual Return 2011	rr_AnnualReturn2011	4.92%
Annual Return 2012	rr_AnnualReturn2012	1.10%
Annual Return 2013	rr_AnnualReturn2013	(2.93%)
Annual Return 2014	rr_AnnualReturn2014	1.60%
Annual Return 2015	rr_AnnualReturn2015	0.35%
Annual Return 2016	rr_AnnualReturn2016	(2.03%)
Annual Return 2017	rr_AnnualReturn2017	2.00%
Annual Return 2018	rr_AnnualReturn2018	(2.97%)
Annual Return 2019	rr_AnnualReturn2019	0.99%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[39]
1 Year	rr_AverageAnnualReturnYear01	(0.01%)	[39]
5 Years	rr_AverageAnnualReturnYear05	(0.35%)	[39]
10 Years	rr_AverageAnnualReturnYear10	0.27%	[39]
Class C [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.05%)	[39]
5 Years	rr_AverageAnnualReturnYear05	(0.77%)	[39]
10 Years	rr_AverageAnnualReturnYear10	(0.05%)	[39]
Class C [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.01%)	[39]
5 Years	rr_AverageAnnualReturnYear05	(0.39%)	[39]
10 Years	rr_AverageAnnualReturnYear10	0.14%	[39]
Class C [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities.

When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.63% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -23.57% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -12.33%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.57%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Large Capitalization Value Portfolio | S&P 500/Citigroup Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Class C [Member] | Large Capitalization Value Portfolio | Morningstar Large Value Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.04%
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	10.90%
Class C [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[40]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,513
Annual Return 2010	rr_AnnualReturn2010	13.61%
Annual Return 2011	rr_AnnualReturn2011	(6.64%)
Annual Return 2012	rr_AnnualReturn2012	16.44%
Annual Return 2013	rr_AnnualReturn2013	39.10%
Annual Return 2014	rr_AnnualReturn2014	10.89%
Annual Return 2015	rr_AnnualReturn2015	(7.72%)
Annual Return 2016	rr_AnnualReturn2016	8.06%
Annual Return 2017	rr_AnnualReturn2017	7.60%
Annual Return 2018	rr_AnnualReturn2018	(18.41%)
Annual Return 2019	rr_AnnualReturn2019	39.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[41]
1 Year	rr_AverageAnnualReturnYear01	38.52%	[41]
5 Years	rr_AverageAnnualReturnYear05	4.08%	[41]
10 Years	rr_AverageAnnualReturnYear10	8.81%	[41]
Class C [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	38.52%	[41]
5 Years	rr_AverageAnnualReturnYear05	2.81%	[41]
10 Years	rr_AverageAnnualReturnYear10	8.15%	[41]
Class C [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.81%	[41]
5 Years	rr_AverageAnnualReturnYear05	2.75%	[41]
10 Years	rr_AverageAnnualReturnYear10	6.99%	[41]
Class C [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Growth Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.  Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.

The Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.57% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -17.60% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was 16.51%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.60%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Large Capitalization Growth Portfolio | S&P 500/Citigroup Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.12%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Class C [Member] | Large Capitalization Growth Portfolio | Morningstar Large Growth Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.90%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Class C [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,462
Annual Return 2010	rr_AnnualReturn2010	26.11%
Annual Return 2011	rr_AnnualReturn2011	2.82%
Annual Return 2012	rr_AnnualReturn2012	16.48%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Annual Return 2014	rr_AnnualReturn2014	10.80%
Annual Return 2015	rr_AnnualReturn2015	8.99%
Annual Return 2016	rr_AnnualReturn2016	(0.98%)
Annual Return 2017	rr_AnnualReturn2017	29.07%
Annual Return 2018	rr_AnnualReturn2018	(1.58%)
Annual Return 2019	rr_AnnualReturn2019	25.27%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[42]
1 Year	rr_AverageAnnualReturnYear01	24.29%	[42]
5 Years	rr_AverageAnnualReturnYear05	11.42%	[42]
10 Years	rr_AverageAnnualReturnYear10	14.51%	[42]
Class C [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.14%	[42]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[42]
10 Years	rr_AverageAnnualReturnYear10	10.89%	[42]
Class C [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.03%	[42]
5 Years	rr_AverageAnnualReturnYear05	7.38%	[42]
10 Years	rr_AverageAnnualReturnYear10	11.06%	[42]
Class C [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of the capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at September 30, 2020 was $586 million to $45.1 billion. The Russell Midcap® Index is reconstituted annually in June of each year. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

●	companies earning a positive economic margin with stable-to-improving returns;

●	companies valued at a discount to their asset value; and

●	companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

●	value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples.

The Adviser reviews companies that it believes are out-of-favor or misunderstood;

●	use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

●	use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of the capitalizations in the Russell Midcap® Index at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments.

For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.

The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.93% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -22.48% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -10.60%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Mid Capitalization Portfolio | Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.54%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	13.19%
Class C [Member] | Mid Capitalization Portfolio | Morningstar Mid Capitalization Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	11.09%
Class C [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[43]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,796
Annual Return 2010	rr_AnnualReturn2010	18.70%
Annual Return 2011	rr_AnnualReturn2011	(4.92%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	40.19%
Annual Return 2014	rr_AnnualReturn2014	10.11%
Annual Return 2015	rr_AnnualReturn2015	(4.67%)
Annual Return 2016	rr_AnnualReturn2016	4.25%
Annual Return 2017	rr_AnnualReturn2017	12.25%
Annual Return 2018	rr_AnnualReturn2018	(17.57%)
Annual Return 2019	rr_AnnualReturn2019	29.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.06%	[44]
5 Years	rr_AverageAnnualReturnYear05	3.48%	[44]
10 Years	rr_AverageAnnualReturnYear10	8.97%	[44]
Class C [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.06%	[44]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[44]
10 Years	rr_AverageAnnualReturnYear10	7.19%	[44]
Class C [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.61%	[44]
5 Years	rr_AverageAnnualReturnYear05	2.47%	[44]
10 Years	rr_AverageAnnualReturnYear10	7.01%	[44]
Class C [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Capitalization Portfolio seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2020 was $33 million to $11.28 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter (“OTC”) market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value (“NAV”) than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general. In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.19% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -22.13% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -1.20%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Small Capitalization Portfolio | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Class C [Member] | Small Capitalization Portfolio | Morningstar Small Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.75%
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	11.17%
Class C [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[45]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,012
Annual Return 2010	rr_AnnualReturn2010	15.74%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Annual Return 2012	rr_AnnualReturn2012	7.68%
Annual Return 2013	rr_AnnualReturn2013	30.83%
Annual Return 2014	rr_AnnualReturn2014	2.08%
Annual Return 2015	rr_AnnualReturn2015	(10.51%)
Annual Return 2016	rr_AnnualReturn2016	12.13%
Annual Return 2017	rr_AnnualReturn2017	14.43%
Annual Return 2018	rr_AnnualReturn2018	(17.00%)
Annual Return 2019	rr_AnnualReturn2019	22.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[46]
1 Year	rr_AverageAnnualReturnYear01	21.06%	[46]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[46]
10 Years	rr_AverageAnnualReturnYear10	6.64%	[46]
Class C [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.06%	[46]
5 Years	rr_AverageAnnualReturnYear05	(1.23%)	[46]
10 Years	rr_AverageAnnualReturnYear10	3.73%	[46]
Class C [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.47%	[46]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[46]
10 Years	rr_AverageAnnualReturnYear10	4.95%	[46]
Class C [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio’s assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations.

The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.00% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -24.12% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -11.53%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | International Equity Portfolio | MSCI ACWI EX-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Class C [Member] | International Equity Portfolio | Morningstar Foreign Large Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class C [Member] | International Equity Portfolio | International Equity Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.94%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 372
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,022
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,022
Annual Return 2010	rr_AnnualReturn2010	10.55%
Annual Return 2011	rr_AnnualReturn2011	(20.88%)
Annual Return 2012	rr_AnnualReturn2012	15.98%
Annual Return 2013	rr_AnnualReturn2013	11.35%
Annual Return 2014	rr_AnnualReturn2014	(12.64%)
Annual Return 2015	rr_AnnualReturn2015	(6.86%)
Annual Return 2016	rr_AnnualReturn2016	(0.58%)
Annual Return 2017	rr_AnnualReturn2017	17.39%
Annual Return 2018	rr_AnnualReturn2018	(24.72%)
Annual Return 2019	rr_AnnualReturn2019	18.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[47]
1 Year	rr_AverageAnnualReturnYear01	17.75%	[47]
5 Years	rr_AverageAnnualReturnYear05	(0.57%)	[47]
10 Years	rr_AverageAnnualReturnYear10	(0.42%)	[47]
Class C [Member] | International Equity Portfolio | International Equity Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.75%	[47]
5 Years	rr_AverageAnnualReturnYear05	(0.57%)	[47]
10 Years	rr_AverageAnnualReturnYear10	(0.47%)	[47]
Class C [Member] | International Equity Portfolio | International Equity Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.51%	[47]
5 Years	rr_AverageAnnualReturnYear05	(0.43%)	[47]
10 Years	rr_AverageAnnualReturnYear10	(0.32%)	[47]
Class C [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health & Biotechnology Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio.

These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Factors considered include growth potential, earnings, valuation, competitive advantages and management. When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Health & Biotechnology Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments.

For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.80% (quarter ended December 31, 2019) and the lowest return for a calendar quarter was -13.26% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -3.95%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.26%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Health & Biotechnology Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class C [Member] | Health & Biotechnology Portfolio | S&P 500 Healthcare Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	14.76%
Class C [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Porfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 394
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	294
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	901
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,533
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,233
Annual Return 2010	rr_AnnualReturn2010	8.13%
Annual Return 2011	rr_AnnualReturn2011	9.54%
Annual Return 2012	rr_AnnualReturn2012	11.94%
Annual Return 2013	rr_AnnualReturn2013	35.36%
Annual Return 2014	rr_AnnualReturn2014	18.53%
Annual Return 2015	rr_AnnualReturn2015	6.25%
Annual Return 2016	rr_AnnualReturn2016	(2.50%)
Annual Return 2017	rr_AnnualReturn2017	11.25%
Annual Return 2018	rr_AnnualReturn2018	(5.98%)
Annual Return 2019	rr_AnnualReturn2019	15.43%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.43%	[48]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[48]
10 Years	rr_AverageAnnualReturnYear10	10.28%	[48]
Class C [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Porfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.92%	[48]
5 Years	rr_AverageAnnualReturnYear05	1.21%	[48]
10 Years	rr_AverageAnnualReturnYear10	8.09%	[48]
Class C [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Porfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.58%	[48]
5 Years	rr_AverageAnnualReturnYear05	3.30%	[48]
10 Years	rr_AverageAnnualReturnYear10	8.29%	[48]
Class C [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Adviser employs a top-down and bottom-up investment approach. The Adviser begins with the overall outlook for the economy, then identifies specific industries which should benefit from economic trends and the investment environment. Individual securities are then selected based on fundamental analysis, growth potential, earnings, valuation, competitive advantages and the opportunity of each issuer. Ultimately, the Adviser seeks to identify high-quality companies at attractive prices whose long-term enduring value is underappreciated.

The Portfolio defines a “technology company” as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries.

The Portfolio defines a “communications company” as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year.

Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Technology & Communications Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition.

In some cases, there are some emerging technology companies that sell stock before they have a commercially viable product and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.91% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -19.37% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was 14.74%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.37%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Technology & Communications Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class C [Member] | Technology & Communications Portfolio | Lipper Science & Technology Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	39.75%
5 Years	rr_AverageAnnualReturnYear05	16.46%
10 Years	rr_AverageAnnualReturnYear10	15.38%
Class C [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,012
Annual Return 2010	rr_AnnualReturn2010	48.20%
Annual Return 2011	rr_AnnualReturn2011	(10.19%)
Annual Return 2012	rr_AnnualReturn2012	14.09%
Annual Return 2013	rr_AnnualReturn2013	32.88%
Annual Return 2014	rr_AnnualReturn2014	8.74%
Annual Return 2015	rr_AnnualReturn2015	4.47%
Annual Return 2016	rr_AnnualReturn2016	15.87%
Annual Return 2017	rr_AnnualReturn2017	26.94%
Annual Return 2018	rr_AnnualReturn2018	(0.56%)
Annual Return 2019	rr_AnnualReturn2019	31.62%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.62%	[49]
5 Years	rr_AverageAnnualReturnYear05	15.00%	[49]
10 Years	rr_AverageAnnualReturnYear10	16.00%	[49]
Class C [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.00%	[49]
5 Years	rr_AverageAnnualReturnYear05	12.66%	[49]
10 Years	rr_AverageAnnualReturnYear10	14.14%	[49]
Class C [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.22%	[49]
5 Years	rr_AverageAnnualReturnYear05	11.48%	[49]
10 Years	rr_AverageAnnualReturnYear10	13.02%	[49]
Class C [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s total assets may be invested in U.S. and foreign securities outside of financial companies.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis.

Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

A “Financial services company,” for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company’s revenues or earnings were derived from financial services activities based upon the company’s most recent fiscal year, or at least 50% of the company’s assets were devoted to such activities based on the company’s most recent fiscal year or any company which is included in the S&P Financial Sector Index.

Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies and companies that span across these segments and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Financial Services Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services companies than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans.

Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events.

For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.70% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -22.74% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -24.11%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Financial Services Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class C [Member] | Financial Services Portfolio | Lipper Financial Services Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.07%
5 Years	rr_AverageAnnualReturnYear05	9.17%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Class C [Member] | Financial Services Portfolio | Financial Services Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.96%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,380
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	423
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,380
Annual Return 2010	rr_AnnualReturn2010	2.60%
Annual Return 2011	rr_AnnualReturn2011	(16.92%)
Annual Return 2012	rr_AnnualReturn2012	16.29%
Annual Return 2013	rr_AnnualReturn2013	30.30%
Annual Return 2014	rr_AnnualReturn2014	6.45%
Annual Return 2015	rr_AnnualReturn2015	(7.20%)
Annual Return 2016	rr_AnnualReturn2016	14.29%
Annual Return 2017	rr_AnnualReturn2017	18.57%
Annual Return 2018	rr_AnnualReturn2018	(19.85%)
Annual Return 2019	rr_AnnualReturn2019	22.74%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.74%	[50]
5 Years	rr_AverageAnnualReturnYear05	4.35%	[50]
10 Years	rr_AverageAnnualReturnYear10	5.46%	[50]
Class C [Member] | Financial Services Portfolio | Financial Services Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.93%	[50]
5 Years	rr_AverageAnnualReturnYear05	3.18%	[50]
10 Years	rr_AverageAnnualReturnYear10	4.87%	[50]
Class C [Member] | Financial Services Portfolio | Financial Services Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.43%	[50]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[50]
10 Years	rr_AverageAnnualReturnYear10	4.31%	[50]
Class C [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy & Basic Materials Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”). The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an “Energy or Basic Materials Company.” Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System, which classifies companies according to industry sectors and groups. Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies. Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Standard & Poor’s classifications are utilized to identify sectors.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure and financial quality analysis.

The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors.

This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Energy & Basic Materials Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.

Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns in the table would be less than shown.

The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.61% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -30.07% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class C shares was -32.59%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class C shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.07%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class C [Member] | Energy & Basic Materials Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class C [Member] | Energy & Basic Materials Portfolio | Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.40%
5 Years	rr_AverageAnnualReturnYear05	(5.66%)
10 Years	rr_AverageAnnualReturnYear10	(1.05%)
Class C [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 567
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	467
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,405
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,740
Annual Return 2010	rr_AnnualReturn2010	23.25%
Annual Return 2011	rr_AnnualReturn2011	(11.72%)
Annual Return 2012	rr_AnnualReturn2012	(2.64%)
Annual Return 2013	rr_AnnualReturn2013	23.94%
Annual Return 2014	rr_AnnualReturn2014	(20.85%)
Annual Return 2015	rr_AnnualReturn2015	(24.40%)
Annual Return 2016	rr_AnnualReturn2016	18.64%
Annual Return 2017	rr_AnnualReturn2017	7.80%
Annual Return 2018	rr_AnnualReturn2018	(18.48%)
Annual Return 2019	rr_AnnualReturn2019	none
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[51]
1 Year	rr_AverageAnnualReturnYear01	(1.00%)	[51]
5 Years	rr_AverageAnnualReturnYear05	(4.65%)	[51]
10 Years	rr_AverageAnnualReturnYear10	(1.98%)	[51]
Class C [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.00%)	[51]
5 Years	rr_AverageAnnualReturnYear05	(4.65%)	[51]
10 Years	rr_AverageAnnualReturnYear10	(1.98%)	[51]
Class C [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.59%)	[51]
5 Years	rr_AverageAnnualReturnYear05	(3.46%)	[51]
10 Years	rr_AverageAnnualReturnYear10	(1.47%)	[51]
Class I [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 5%-65% of the Portfolio’s assets to core equity investments; 8%-75% to fixed income investments; 10%-75% to money market investments; and 2%-30% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.08% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.79% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 0.68%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.79%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Conservative Balanced Allocation Portfolio | Morningstar Moderately Conservative Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[52]
Class I [Member] | Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 30%-50% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[52]
Class I [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[53]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%	[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,310
Annual Return 2019	rr_AnnualReturn2019	14.08%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[52]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class I [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[52]
Class I [Member] | Conservative Balanced Allocation Portfolio | Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[52]
Class I [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Conservative Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, fixed income, money market and alternative investments. The target allocations are: approximately 10%-75% of the Portfolio’s assets to core equity investments; 7%-70% to fixed income investments; 8.5%-70% to money market investments; and 2.5%-32.5% to alternative investments. The Manager does not currently intend to allocate any of the Portfolio’s assets to sector equity investments; however, it may do so in the future. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy.

An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.68% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.71% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 0.30%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.71%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[55]
Class I [Member] | Moderately Conservative Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[55]
Class I [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[56]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%	[57]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,198
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,661
Annual Return 2019	rr_AnnualReturn2019	16.61%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2018
Class I [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[55]
Class I [Member] | Moderately Conservative Balanced Allocation Portfolio | Moderately Conservative Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[55]
Class I [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 20%-82.5% of the Portfolio’s assets to core equity investments; 2.5%-25% to sector equity investments; 6%-65% to fixed income investments; 7%-65% to money market investments; and 3%-35% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives.

Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.72% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.79% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 0.29%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.79%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Moderate Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[58]
Class I [Member] | Moderate Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[58]
Class I [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[59]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%	[60]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,632
Annual Return 2019	rr_AnnualReturn2019	17.03%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[58]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class I [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.97%	[58]
Class I [Member] | Moderate Balanced Allocation Portfolio | Moderate Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%	[58]
Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderately Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 30%-90% of the Portfolio’s assets to core equity investments; 5%-27.5% to sector equity investments; 3%-60% to fixed income investments; 5%-60% to money market investments; and 3.5%-37.5% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.13% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.70% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -1.06%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.70%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar Moderate Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[61]
Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio | Morningstar US Fund Allocation 50%-70% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[61]
Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[62]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[63]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	756
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,020
Annual Return 2019	rr_AnnualReturn2019	17.86%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[61]
Class I [Member] | Moderately Aggressive Balanced Allocation Portfolio | Moderately Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[61]
Class I [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Balanced Allocation Portfolio seeks total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in other Saratoga Advantage Trust mutual funds (the “Saratoga Funds”) and/or unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (together with the Saratoga Funds, the “Underlying Funds”).

The Portfolio’s manager, Saratoga Capital Management, LLC (the “Manager”) allocates the Portfolio’s investments in Underlying Funds based on a propriety asset allocation model developed by the Manager (the “Saratoga Strategic Horizon Asset Reallocation Program® model” or the “SaratogaSHARP® model”). Consistent with the SaratogaSHARP® model, the Manager allocates the Portfolio’s investments based on an analysis of capital markets that includes an examination of current economic conditions, historical asset class behavior and current market assumptions. In constructing the Portfolio, the Manager typically allocates assets among asset classes in the following investment categories: core equity, sector equity, fixed income, money market and alternative investments. The target allocations are: approximately 35%-95% of the Portfolio’s assets to core equity investments; 7.5%-30% to sector equity investments; 2%-55% to fixed income investments; 2.5%-55% to money market investments; and 4%-40% to alternative investments. The Portfolio will invest in equity, fixed income and alternative instruments through its investments in the Underlying Funds. The Manager regularly evaluates how individual economic sectors and statistics are affecting the general economy and markets in order to develop the asset allocation parameters. Accordingly, asset allocation parameters may vary widely over time in response to changing market and/or economic conditions.

The sectors in which the Portfolio typically invests include: health and biotechnology, technology and communications, financial services, energy and basic materials and global real estate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. Because the Manager or its affiliates provide services to and receive fees, including supervision fees, from some of the Saratoga Funds, the Portfolio’s investments in some of the Underlying Funds benefit the Manager and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. Certain Underlying Funds invest in equity securities (such as common stock) that are more volatile and carry more risks than other forms of investment. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. Certain Underlying Funds invest in foreign securities. An Underlying Fund’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Underlying Fund shares is quoted in U.S. dollars, an Underlying Fund generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Underlying Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which an Underlying Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Underlying Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect an Underlying Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of an Underlying Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair an Underlying Fund’s ability to purchase or sell foreign securities or transfer an Underlying Fund’s assets back into the U.S., or otherwise adversely affect the Underlying Fund’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of an Underlying Fund’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Alternative Investment Risk. Alternative investment strategies, which may include, but are not limited to, investing in or having exposure to real estate, commodities, foreign currency, natural resources, MLP and other non-traditional investments, or following event-driven, macro, long-short, market neutral, merger arbitrage, or other tactical investment strategies, may involve complex security types or transactions and/or focus on narrow segments of the market, which may increase and/or magnify the overall risks and volatility associated with these strategies.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Convertible Securities Risk. Certain Underlying Funds invest in convertible securities. An Underlying Fund’s investments in convertible securities subject the Underlying Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Certain Underlying Funds invest in preferred stock. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If an Underlying Fund owns a preferred stock on which distributions are deferred, the Underlying Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. Certain Underlying Funds invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, an Underlying Fund will lose its entire investment in such warrant.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Small and Medium Capitalization Companies Risk. An Underlying Fund may invest in small and medium capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sector Concentration Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. To the extent the Portfolio invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Additionally, some sectors (for example, the financial services and energy sectors, among others) could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Portfolio or an Underlying Fund may invest include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Underlying Fund’s initial investment. Many derivatives are entered into over-the-counter or OTC (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. An Underlying Fund may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Underlying Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Underlying Fund’s rights as a creditor (e.g., the Underlying Fund may not receive the amount of payments that it is contractually entitled to receive).

An Underlying Fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as an Adviser anticipated. The Underlying Fund may incur higher taxes as a result of its investing in derivatives. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact an Underlying Fund’s ability to invest in derivatives, limit the Underlying Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Underlying Fund’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Underlying Fund, and thus the Portfolio, to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Underlying Fund’s taxable income or gains, and may limit or prevent the Underlying Fund, and thus the Portfolio, from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. An Underlying Fund’s use of derivatives also may be limited by the requirements for taxation of the Underlying Fund as a regulated investment company.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception periods of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.42% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.40% (quarter ended September 30, 2019). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -1.94%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.40%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Aggressive Balanced Allocation Portfolio | Morningstar Moderately Aggressive Target Risk TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[64]
Class I [Member] | Aggressive Balanced Allocation Portfolio | Morningstar US Fund Allocation 70%-85% Equity Category (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[64]
Class I [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[65]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%	[66]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,977
Annual Return 2019	rr_AnnualReturn2019	18.69%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2018
Class I [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[64]
Class I [Member] | Aggressive Balanced Allocation Portfolio | Aggressive Balanced Allocation Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[64]
Class I [Member] | U.S. Government Money Market Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Manager seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

●	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

●	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

●	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

●	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Portfolio.

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns or a stable net asset value of $1.00 per share. The Manager has agreed to voluntarily reimburse expenses or waive fees of the Portfolio in an attempt to allow the Portfolio to avoid a negative yield. There is no guarantee that the Portfolio will be able to avoid a negative yield. The Manager may amend or discontinue this voluntary reimbursement and fee waiver at any time without advance notice.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio.

NAV Risk. The Portfolio may not be able to maintain a stable $1.00 share price at all times. If the Portfolio or another money market fund fails to maintain a stable NAV or maintain a weekly net liquid asset level (or such perception exists in the marketplace), the Portfolio could be subject to increased redemptions, which may adversely impact the Portfolio’s share price.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.31% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2017). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 0.05%.

Year to Date Return, Label	rr_YearToDateReturnLabel	the return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-807-FUND
Class I [Member] | U.S. Government Money Market Portfolio | 90 Day T-Bills
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.54%
Class I [Member] | U.S. Government Money Market Portfolio | Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Class I [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.475%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.705%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[67]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.03%
Annual Return 2018	rr_AnnualReturn2018	0.62%
Annual Return 2019	rr_AnnualReturn2019	0.88%
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	0.16%
Class I [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”).

The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality. In deciding which Underlying Funds to buy, hold or sell in pursuing the Portfolio’s investment objective, the Manager considers economic developments, interest rate trends and performance history of an Underlying Fund’s management team, among other factors. The average maturity of the securities held by an Underlying Fund will generally range from three to ten years. Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the United States government or private lenders such as banks.

They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

An Underlying Fund may invest in mortgage pass-through securities that are issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Ginnie Mae securities are backed by the full faith and credit of the United States government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the United States government, but they have the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations, although the Treasury is not legally required to extend credit to the agencies/instrumentalities.

Private mortgage pass-through securities also can be Underlying Fund investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. government agency, the securities generally are structured with one or more type of credit enhancement.

In addition, the Portfolio may invest up to 5% of its net assets in Underlying Funds that invest in fixed-income securities of any grade, including those that are rated lower than investment grade at the time of purchase, commonly known as “junk bonds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in Underlying Funds which invest in investment grade fixed-income securities or mortgage pass-through securities rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, securities considered by an Underlying Fund’s adviser to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Fixed-Income Securities Risk. Certain Underlying Funds invest in fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed-income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Certain Underlying Funds may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest.

Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Mortgage-Backed Securities and Prepayment Risk. Certain Underlying Funds invest in mortgage-backed securities. Mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose an Underlying Fund, and thus the Portfolio, to a lower rate of return upon reinvestment of principal.

Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce an Underlying Fund’s yield, increase the volatility of the Underlying Fund and/or cause a decline in net asset value. Mortgage-backed securities are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, an Underlying Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.51% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -1.53% (quarter ended June 30, 2013). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 3.28%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.53%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Investment Quality Bond Portfolio | Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Class I [Member] | Investment Quality Bond Portfolio | Lipper Short-Intermediate Investment Grade Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Class I [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[68]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,735
Annual Return 2010	rr_AnnualReturn2010	4.16%
Annual Return 2011	rr_AnnualReturn2011	2.63%
Annual Return 2012	rr_AnnualReturn2012	2.99%
Annual Return 2013	rr_AnnualReturn2013	(0.92%)
Annual Return 2014	rr_AnnualReturn2014	0.89%
Annual Return 2015	rr_AnnualReturn2015	(0.18%)
Annual Return 2016	rr_AnnualReturn2016	1.70%
Annual Return 2017	rr_AnnualReturn2017	0.68%
Annual Return 2018	rr_AnnualReturn2018	(0.72%)
Annual Return 2019	rr_AnnualReturn2019	3.84%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	1.49%
Class I [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	0.95%
Class I [Member] | Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.11%
Class I [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a “fund of funds.” The Portfolio’s main investment strategy is to invest in unaffiliated registered investment companies and exchange-traded funds (“ETFs”) (the “Underlying Funds”). As a matter of fundamental policy, the Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes. The Manager generally invests the Portfolio’s assets in Underlying Funds that invest in municipal obligations. There are no maturity limitations on the securities held by the Underlying Funds. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In pursuing the Portfolio’s investment objective, the Manager has considerable leeway in deciding which Underlying Funds it buys, holds or sells on a day-to-day basis. The Underlying Fund’s adviser will invest primarily in municipal bonds rated within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Inc. (“Fitch”) or, if not rated, of comparable quality in the opinion of an Underlying Fund’s adviser.

An Underlying Fund may invest without limit in municipal obligations such as private activity bonds that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income from the Portfolio. Municipal bonds, notes and commercial paper are commonly classified as either “general obligation” or “revenue.” General obligation bonds, notes and commercial paper are secured by the issuer’s faith and credit, as well as its taxing power, for payment of principal and interest.

Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. An Underlying Fund’s municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Portfolio will normally invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Exchange-Traded Funds (ETF) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares, especially during periods of market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio, and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Municipal Bond Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Portfolio’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Portfolio could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Portfolio’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Portfolio’s investments.

Credit and Interest Rate Risk. An Underlying Fund may be subject to credit and interest rate risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds.

Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for a Portfolio to sell at an advantageous price or time. Longer term bonds and zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest. Generally, the longer the average duration of the bonds in the Portfolio, the more the Portfolio’s share price will fluctuate in response to interest rate changes.

An Underlying Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

Investments in municipal bonds in the fourth highest grade are considered speculative. The ratings of municipal bonds do not ensure the stability or safety of an Underlying Fund’s, and thus the Portfolio’s, investments.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Tax Risk. There is no guarantee that the Portfolio’s income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Portfolio to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. An Underlying Fund may invest without limit in municipal obligations that pay interest income subject to the “alternative minimum tax,” although the Portfolio does not currently expect to invest more than 20% of its total assets in such instruments.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Manager believes is representative of its full value or that it may even go down in price.

Liquidity Risk. The Portfolio and/or an Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.

The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.88% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -3.52% (quarter ended December 31, 2016). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 0.63%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.52%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Municipal Bond Portfolio | Bloomberg Barclays Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Class I [Member] | Municipal Bond Portfolio | Lipper Intermediate Municipal Debt Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Class I [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,786
Annual Return 2010	rr_AnnualReturn2010	0.93%
Annual Return 2011	rr_AnnualReturn2011	5.45%
Annual Return 2012	rr_AnnualReturn2012	1.79%
Annual Return 2013	rr_AnnualReturn2013	(2.00%)
Annual Return 2014	rr_AnnualReturn2014	2.25%
Annual Return 2015	rr_AnnualReturn2015	0.53%
Annual Return 2016	rr_AnnualReturn2016	(1.62%)
Annual Return 2017	rr_AnnualReturn2017	2.45%
Annual Return 2018	rr_AnnualReturn2018	(2.37%)
Annual Return 2019	rr_AnnualReturn2019	0.99%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	0.82%
Class I [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	0.38%
Class I [Member] | Municipal Bond Portfolio | Municipal Bond Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
10 Years	rr_AverageAnnualReturnYear10	0.57%
Class I [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants. In determining which securities to buy, hold or sell, the Portfolio’s Adviser focuses its investment selection on finding high quality companies with compelling valuations, measurable catalysts to unlock value and above-average long-term earnings growth potential. In general, the Adviser looks for companies that have value-added product lines to help preserve pricing power, a strong history of free cash flow generation, strong balance sheets, competent management with no record of misleading shareholders and financially sound customers. Independent research is used to produce estimates for future earnings, which are inputs into the Adviser’s proprietary valuation model. The Adviser focuses its investments where it has a differentiated view and there exists, in its view, significant price appreciation potential to its estimate of the stocks’ intrinsic value.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a diversified portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or greater at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Value Style Investing Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Portfolio’s return may be adversely affected during market downturns and when value stocks are out of favor.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.84% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -23.42% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -11.63%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.42%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Large Capitalization Value Portfolio | S&P 500/Citigroup Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.93%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Class I [Member] | Large Capitalization Value Portfolio | Morningstar Large Value Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.04%
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	10.90%
Class I [Member] | Large Capitalization Value Portfolio | Aggressive Balanced Allocation Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[70]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Annual Return 2010	rr_AnnualReturn2010	14.68%
Annual Return 2011	rr_AnnualReturn2011	(5.71%)
Annual Return 2012	rr_AnnualReturn2012	17.63%
Annual Return 2013	rr_AnnualReturn2013	40.50%
Annual Return 2014	rr_AnnualReturn2014	11.88%
Annual Return 2015	rr_AnnualReturn2015	(6.80%)
Annual Return 2016	rr_AnnualReturn2016	9.16%
Annual Return 2017	rr_AnnualReturn2017	8.66%
Annual Return 2018	rr_AnnualReturn2018	(17.55%)
Annual Return 2019	rr_AnnualReturn2019	40.86%
Class I [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	40.86%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	9.89%
Class I [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	40.86%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	9.31%
Class I [Member] | Large Capitalization Value Portfolio | Large Capitalization Value Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.19%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class I [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Capitalization Growth Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more. Equity securities include common stocks, preferred stocks, securities convertible into common stock and warrants.

The Adviser employs quantitative and qualitative analysis that seeks to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in a portfolio of equity securities issued by U.S. issuers with total market capitalizations of $5 billion or more.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Portfolio’s performance may suffer.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.91% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -17.33% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 17.33%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.33%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Large Capitalization Growth Portfolio | S&P 500/Citigroup Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.12%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Class I [Member] | Large Capitalization Growth Portfolio | Morningstar Large Growth Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.90%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Class I [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Annual Return 2010	rr_AnnualReturn2010	27.38%
Annual Return 2011	rr_AnnualReturn2011	3.84%
Annual Return 2012	rr_AnnualReturn2012	17.67%
Annual Return 2013	rr_AnnualReturn2013	36.25%
Annual Return 2014	rr_AnnualReturn2014	11.91%
Annual Return 2015	rr_AnnualReturn2015	10.05%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	30.35%
Annual Return 2018	rr_AnnualReturn2018	(0.52%)
Annual Return 2019	rr_AnnualReturn2019	26.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.52%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	15.66%
Class I [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.19%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	12.89%
Class I [Member] | Large Capitalization Growth Portfolio | Large Capitalization Growth Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	12.31%
Class I [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Capitalization Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of the capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at September 30, 2020 was $586 million to $45.1 billion. The Russell Midcap® Index is reconstituted annually in June of each year. Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio invests in securities of companies that are believed by the Adviser to be undervalued, thereby offering above-average potential for capital appreciation. The Portfolio may also invest in equity securities of foreign companies.

The Adviser invests in medium capitalization companies with a focus on total return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

●	companies earning a positive economic margin with stable-to-improving returns;

●	companies valued at a discount to their asset value; and

●	companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

●	value-driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood;

●	use of value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion; and

●	use of fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of the capitalizations in the Russell Midcap® Index at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.09% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -22.27% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -9.98%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Mid Capitalization Portfolio | Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.54%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	13.19%
Class I [Member] | Mid Capitalization Portfolio | Morningstar Mid Capitalization Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	11.09%
Class I [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[71]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
Annual Return 2010	rr_AnnualReturn2010	19.69%
Annual Return 2011	rr_AnnualReturn2011	(3.89%)
Annual Return 2012	rr_AnnualReturn2012	15.35%
Annual Return 2013	rr_AnnualReturn2013	41.71%
Annual Return 2014	rr_AnnualReturn2014	10.92%
Annual Return 2015	rr_AnnualReturn2015	(3.68%)
Annual Return 2016	rr_AnnualReturn2016	5.32%
Annual Return 2017	rr_AnnualReturn2017	13.31%
Annual Return 2018	rr_AnnualReturn2018	(16.72%)
Annual Return 2019	rr_AnnualReturn2019	30.38%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.38%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	10.04%
Class I [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.26%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Class I [Member] | Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Class I [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Capitalization Portfolio seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index. The market capitalization range of the Russell 2000® Index at September 30, 2020 was $33 million to $11.28 billion. The Russell 2000® Index is reconstituted annually at the midpoint of the calendar year. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks that are small relative to their industries that the Adviser believes have compelling valuations and fundamentals, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined “bottom-up” approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested. Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in common stocks of companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000® Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Small Capitalization Companies Risk. The Portfolio’s investments in small and medium capitalization companies carry more risk than investments in larger companies. While some of the Portfolio’s holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter (“OTC”) market. The low market liquidity of these securities may have an adverse impact on the Portfolio’s ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s net asset value (“NAV”) than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small capitalization companies may have returns that can vary, occasionally significantly, from the market in general. In addition, small capitalization companies may not pay a dividend.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.44% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was -22.20% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -0.91%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Small Capitalization Portfolio | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.53%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Class I [Member] | Small Capitalization Portfolio | Morningstar Small Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.75%
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	11.17%
Class I [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[72]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Annual Return 2010	rr_AnnualReturn2010	16.69%
Annual Return 2011	rr_AnnualReturn2011	(0.78%)
Annual Return 2012	rr_AnnualReturn2012	8.87%
Annual Return 2013	rr_AnnualReturn2013	32.13%
Annual Return 2014	rr_AnnualReturn2014	3.20%
Annual Return 2015	rr_AnnualReturn2015	(9.67%)
Annual Return 2016	rr_AnnualReturn2016	13.13%
Annual Return 2017	rr_AnnualReturn2017	15.58%
Annual Return 2018	rr_AnnualReturn2018	(16.31%)
Annual Return 2019	rr_AnnualReturn2019	23.71%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.71%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Class I [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.71%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Class I [Member] | Small Capitalization Portfolio | Small Capitalization Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Class I [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States. Equity securities consist of common stock and other securities such as depositary receipts. Under normal market conditions, at least 65% of the Portfolio’s assets will be invested in securities of issuers located in at least three foreign countries (generally in excess of three), which may include countries with developing and emerging economies. The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations.

The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance.

Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. A stock is sold when it no longer meets the Adviser’s criteria.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies located outside of the United States.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.29% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -23.89% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -10.85%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | International Equity Portfolio | MSCI ACWI EX-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Class I [Member] | International Equity Portfolio | Morningstar Foreign Large Blend Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class I [Member] | International Equity Portfolio | International Equity Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,944
Annual Return 2010	rr_AnnualReturn2010	11.67%
Annual Return 2011	rr_AnnualReturn2011	(20.19%)
Annual Return 2012	rr_AnnualReturn2012	17.15%
Annual Return 2013	rr_AnnualReturn2013	12.51%
Annual Return 2014	rr_AnnualReturn2014	(11.71%)
Annual Return 2015	rr_AnnualReturn2015	(5.96%)
Annual Return 2016	rr_AnnualReturn2016	0.42%
Annual Return 2017	rr_AnnualReturn2017	18.63%
Annual Return 2018	rr_AnnualReturn2018	(23.90%)
Annual Return 2019	rr_AnnualReturn2019	19.76%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	0.57%
Class I [Member] | International Equity Portfolio | International Equity Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Class I [Member] | International Equity Portfolio | International Equity Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Class I [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health & Biotechnology Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Adviser utilizes a top-down investment approach focused on long-term economic trends. The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential. Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices. The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values, such as earnings growth potential and the quality of corporate management.

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio. These companies are principally engaged in: the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories and convalescent and mental healthcare facilities; and the design, manufacture, or sale of healthcare-related products and services, research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications and the environment; and manufacturing and/or distributing biotechnological and biomedical products, devices or instruments or provide materials, products or services to the foregoing companies.

Factors considered include growth potential, earnings, valuation, competitive advantages and management. When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Health & Biotechnology Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to, and move in unison with, one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company’s market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly-traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures.

Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1- 800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with a healthcare index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1- 800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.12% (quarter ended December 31, 2019) and the lowest return for a calendar quarter was -13.02% (quarter ended December 31, 2018). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -3.27%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.02%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Health & Biotechnology Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class I [Member] | Health & Biotechnology Portfolio | S&P 500 Healthcare Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	10.31%
10 Years	rr_AverageAnnualReturnYear10	14.76%
Class I [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,233
Annual Return 2010	rr_AnnualReturn2010	9.27%
Annual Return 2011	rr_AnnualReturn2011	10.66%
Annual Return 2012	rr_AnnualReturn2012	13.06%
Annual Return 2013	rr_AnnualReturn2013	36.71%
Annual Return 2014	rr_AnnualReturn2014	19.77%
Annual Return 2015	rr_AnnualReturn2015	7.30%
Annual Return 2016	rr_AnnualReturn2016	(1.54%)
Annual Return 2017	rr_AnnualReturn2017	12.37%
Annual Return 2018	rr_AnnualReturn2018	(5.03%)
Annual Return 2019	rr_AnnualReturn2019	16.62%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.62%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	11.40%
Class I [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.56%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Class I [Member] | Health & Biotechnology Portfolio | Health & Biotechnology Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	9.27%
Class I [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Adviser employs a top-down and bottom-up investment approach. The Adviser begins with the overall outlook for the economy, then identifies specific industries which should benefit from economic trends and the investment environment. Individual securities are then selected based on fundamental analysis, growth potential, earnings, valuation, competitive advantages and the opportunity of each issuer. Ultimately, the Adviser seeks to identify high-quality companies at attractive prices whose long-term enduring value is underappreciated.

The Portfolio defines a “technology company” as an entity in which at least 50% of the company’s revenues or earnings were derived from technology activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a “communications company” as an entity in which at least 50% of the company’s revenues or earnings were derived from communications activities or at least 50% of the company’s assets were devoted to such activities, based upon the company’s most recent fiscal year.

Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Technology & Communications Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio’s performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition.

In some cases, there are some emerging technology companies that sell stock before they have a commercially viable product and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price. Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.22% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -19.18% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was 15.60%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Technology & Communications Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class I [Member] | Technology & Communications Portfolio | Lipper Science & Technology Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	39.75%
5 Years	rr_AverageAnnualReturnYear05	16.46%
10 Years	rr_AverageAnnualReturnYear10	15.38%
Class I [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Annual Return 2010	rr_AnnualReturn2010	49.68%
Annual Return 2011	rr_AnnualReturn2011	(9.27%)
Annual Return 2012	rr_AnnualReturn2012	15.25%
Annual Return 2013	rr_AnnualReturn2013	34.17%
Annual Return 2014	rr_AnnualReturn2014	9.94%
Annual Return 2015	rr_AnnualReturn2015	5.42%
Annual Return 2016	rr_AnnualReturn2016	17.10%
Annual Return 2017	rr_AnnualReturn2017	28.22%
Annual Return 2018	rr_AnnualReturn2018	0.45%
Annual Return 2019	rr_AnnualReturn2019	32.91%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.91%
5 Years	rr_AverageAnnualReturnYear05	16.14%
10 Years	rr_AverageAnnualReturnYear10	17.17%
Class I [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.73%
5 Years	rr_AverageAnnualReturnYear05	14.31%
10 Years	rr_AverageAnnualReturnYear10	15.66%
Class I [Member] | Technology & Communications Portfolio | Technology & Communications Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.27%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	14.17%
Class I [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Services Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Up to 20% of the Portfolio’s total assets may be invested in U.S. and foreign securities outside of financial companies.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality financial services companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser’s selection process consists of three steps. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality and capital structure. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book, cash held to price and various cash flow ratios. Valuation methodology is industry-specific within the financial services sector. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

A “Financial services company” for purposes of Portfolio investments, is defined as an entity in which at least 50% of the company’s revenues or earnings were derived from financial services activities based upon the company’s most recent fiscal year, or at least 50% of the company’s assets were devoted to such activities based on the company’s most recent fiscal year or any company which is included in the S&P Financial Sector Index.

Financial services companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, transaction and payroll processors, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under Securities and Exchange Commission (“SEC”) regulations, the Portfolio may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in U.S. and foreign equity securities issued by financial services companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Financial Services Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. The Portfolio is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services companies than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge.

These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company’s ability to make financial commitments such as loans. Insurance companies in which the Portfolio invests may also have an impact on the Portfolio’s performance as insurers may be subject to severe price competition, claims activity, marketing competition and general economic conditions.

Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates. The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Portfolio.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security.

If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.95% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -22.43% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -23.58%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Financial Services Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class I [Member] | Financial Services Portfolio | Lipper Financial Services Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.07%
5 Years	rr_AverageAnnualReturnYear05	9.17%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Class I [Member] | Financial Services Portfolio | Financial Services Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,077
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,783
Annual Return 2010	rr_AnnualReturn2010	3.58%
Annual Return 2011	rr_AnnualReturn2011	(16.09%)
Annual Return 2012	rr_AnnualReturn2012	17.56%
Annual Return 2013	rr_AnnualReturn2013	31.40%
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
Annual Return 2016	rr_AnnualReturn2016	15.42%
Annual Return 2017	rr_AnnualReturn2017	19.84%
Annual Return 2018	rr_AnnualReturn2018	(19.02%)
Annual Return 2019	rr_AnnualReturn2019	24.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.00%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	6.52%
Class I [Member] | Financial Services Portfolio | Financial Services Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.37%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Class I [Member] | Financial Services Portfolio | Financial Services Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Class I [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy & Basic Materials Portfolio seeks long-term growth of capital
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”). The Portfolio utilizes the Standard & Poor’s classification system for purposes of determining whether a company is an “Energy or Basic Materials Company.” Standard & Poor’s maintains a proprietary classification system similar to the North American Industry Classification System, which classifies companies according to industry sectors and groups. Companies classified as Energy or Basic Materials Companies by Standard & Poor’s are involved in the exploration, development, production, refining or distribution of oil, natural gas, coal and uranium, the construction or provision of oil rigs, drilling equipment and other energy related services and equipment, basic materials such as metals, minerals, chemicals, water, forest product, precious metals, glass and industrial gases or provide materials, products or services to such companies. Equity securities include common stocks, securities convertible into common stocks, preferred stocks and warrants. Standard & Poor’s classifications are utilized to identify sectors.

The Adviser employs quantitative and qualitative analysis that seeks to identify reasonably valued, high quality companies within the energy and basic materials sectors. The Adviser’s selection process incorporates a multi-factor valuation framework, capital structure and financial quality analysis. The valuation framework includes, but is not limited to, analysis of price to earnings, price to sales, price to book and price to operating cash flow. Valuation methodology is industry-specific within the energy and basic materials sectors.

This process produces a list of eligible companies which are then subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential. The Adviser uses the results of this analysis to construct the Portfolio’s security positions.

Under adverse market conditions, the Portfolio may also make temporary investments in investment grade debt securities. Such investment strategies could result in the Portfolio not achieving its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will normally invest at least 80% of its total assets in equity securities issued by U.S. and foreign Energy and Basic Materials Companies, regardless of their stock market value (or “market capitalization”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Energy & Basic Materials Sector Concentration Risk. Because of its specific focus, the Portfolio’s performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Portfolio’s performance may sometimes be significantly better or worse than that of other types of funds.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations.

Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets.

Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and may have less stringent investor protections and disclosure standards and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Finally, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the U.S. or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the U.S. and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may also invest in small and medium capitalization companies. Investing in small and medium capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.98% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -29.90% (quarter ended September 30, 2011). For the period January 1, 2020 through September 30, 2020, the return for the Portfolio’s Class I shares was -32.07%.

Year to Date Return, Label	rr_YearToDateReturnLabel	return for the Portfolio’s Class I shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(32.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.90%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Class I [Member] | Energy & Basic Materials Portfolio | S&P 500 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class I [Member] | Energy & Basic Materials Portfolio | Lipper Natural Resources Funds Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.40%
5 Years	rr_AverageAnnualReturnYear05	(5.66%)
10 Years	rr_AverageAnnualReturnYear10	(1.05%)
Class I [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 367
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,906
Annual Return 2010	rr_AnnualReturn2010	24.27%
Annual Return 2011	rr_AnnualReturn2011	(10.90%)
Annual Return 2012	rr_AnnualReturn2012	(1.63%)
Annual Return 2013	rr_AnnualReturn2013	25.23%
Annual Return 2014	rr_AnnualReturn2014	(20.09%)
Annual Return 2015	rr_AnnualReturn2015	(23.71%)
Annual Return 2016	rr_AnnualReturn2016	19.96%
Annual Return 2017	rr_AnnualReturn2017	8.79%
Annual Return 2018	rr_AnnualReturn2018	(17.60%)
Annual Return 2019	rr_AnnualReturn2019	(0.61%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.00%)
10 Years	rr_AverageAnnualReturnYear10	(1.16%)
Class I [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.00%)
10 Years	rr_AverageAnnualReturnYear10	(1.16%)
Class I [Member] | Energy & Basic Materials Portfolio | Energy & Basic Materials Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
10 Years	rr_AverageAnnualReturnYear10	(0.87%)
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 26 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of macro investment strategies. Macro based strategies aim to exploit macro-economic imbalances across the globe. Macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. The Portfolio will seek to outperform the returns of various macro based investment strategies, such as, among others, systematic diversified, discretionary thematic, active trading, commodity, currency and multi-strategy.

●	Systematic diversified strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. Systematic diversified strategies typically employ a quantitative process using mathematical, algorithmic or technical models with little or no influence of individuals responsible for decisions the portfolio positions that track this strategy.

●	Discretionary thematic strategies employ a top down analysis of macroeconomic variables. This strategy relies on individuals to evaluate market data, relationships and influences. Discretionary thematic strategies seek exposure to developed and emerging markets and include equity, fixed income and currency investments. Discretionary thematic strategies typically contain contrarian or volatility focused components.

●	Active trading strategies use active trading methods, typically with high frequency position turnover or leverage. Active trading strategies emphasize rapid market response to new information and high volume turnover in liquid, but volatile, positions.

●	Commodity strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, and frequently may also include exposure to commodity sensitive equities. Commodity strategies seek exposure to developed and emerging markets and include equity, fixed income and currency investments. Commodity strategies are often implemented using derivatives.

●	Currency strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across various currencies, and frequently include exposure to sovereign bonds. Currency strategies seek exposure to currencies in developed and emerging markets and may include equity, fixed income and currency investments.

●	Multi-strategy strategies focus on the fundamental relationship across geographic areas within and among various asset classes. Multi-strategy strategies employ systematic, quantitative evaluation of macroeconomic variables and employ some combination of systematic diversified, discretionary thematic, active trading, commodity and currency strategies.

The Portfolio expects to gain exposure to these investment strategies and asset classes primarily through exchange-traded products, such as exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds. The Portfolio will also make significant use of swaps and other derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies, as well as to generate leverage or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments. Other derivative instruments that may be utilized by the Portfolio include options, futures, options on futures and forward contracts. The Portfolio may also invest directly in equities, fixed income securities and currencies.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated either investment grade or below investment grade (i.e., junk bonds). There are no maturity limitations on the securities held by the Portfolio. The Portfolio may establish both long and short positions in equity, fixed income and derivative instruments. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, credit default and volatility swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets. The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries. Such countries may change over time.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize systematic diversified, discretionary thematic, active trading, commodity, currency and multi-strategy strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire universe of private funds that utilize macro strategies. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions. Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of the commodity strategies sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to the commodity strategies sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

The derivatives held by the Portfolio will fluctuate from time to time but collectively could represent economic exposure as high as or higher than 50% of the total assets of the Portfolio. Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under Securities and Exchange Commission (“SEC”) rules and to collateralize swap exposure. The Portfolio may also invest in ETFs, ETNs or mutual funds that invest in swaps and other derivatives to a significant degree but will not be required to segregate Portfolio assets in connection with these investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in swaps whose returns are based on the returns of Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions and operating expenses, and may also pay performance based fees to each Underlying Pool manager, which may be reflected in the return earned by the Portfolio on swaps based on Underlying Pools. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses and, therefore, that the Portfolio’s investments based on these Underlying Pools will not lose money. The Underlying Pools on which a portion of the Portfolio’s returns will be based are not registered investment companies and, therefore, will not be subject to the same controls and regulatory protections as registered investment companies.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio.

Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Mutual Funds. The Portfolio will invest in mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies. The Portfolio intends to treat the income it derives from the Subsidiary as qualifying income. If the Portfolio’s income and gains from the Portfolio’s investment in the Subsidiary is viewed as nonqualifying income, the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Exchange-Traded Notes (“ETN”) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time. Because Rule 144A securities are subject to certain restrictions on secondary market trading, they may be less liquid than registered, publicly traded securities. Therefore, Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Portfolio to sell these securities.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, mortgage-backed and asset-backed securities may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in NAV.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Portfolio.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders. There is no guarantee that the investment objectives of the Subsidiary will be achieved.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year, 5 years and since inception of the Portfolio compare with those of the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) and the Bank of America Merrill Lynch 3-Month Treasury Bill Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year, 5 years and since inception of the Portfolio compare with those of the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) and the Bank of America Merrill Lynch 3-Month Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class I Shares Year-to-Date (as of September 30, 2020): -4.45%
Best Quarter:	Q2 2019	3.25%
Worst Quarter:	Q2 2015	-3.33%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | BloombergBarclaysGlobalAggregateTotalReturnIndexValueUnhedgedUSDReflectsNoDeductionForFeesExpensesOrTaxesMember
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[73]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.38%	[74]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	802
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,168
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,000
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	802
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,168
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,000
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.51%)	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2011
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[73]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,404
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	880
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,569
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,404
Annual Return 2012	rr_AnnualReturn2012	4.01%
Annual Return 2013	rr_AnnualReturn2013	(2.32%)
Annual Return 2014	rr_AnnualReturn2014	2.41%
Annual Return 2015	rr_AnnualReturn2015	(0.62%)
Annual Return 2016	rr_AnnualReturn2016	(7.46%)
Annual Return 2017	rr_AnnualReturn2017	0.98%
Annual Return 2018	rr_AnnualReturn2018	(3.67%)
Annual Return 2019	rr_AnnualReturn2019	9.35%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2011
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
James Alpha Macro Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[73]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.13%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 416
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,285
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	316
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,173
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,044
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,285
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.90%)	[76]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2012
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation as its primary objective,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of providing income for its shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 37 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021,
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 185% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. The Manager also has discretion to manage directly all or a portion of such investment strategies. By combining multiple, distinct investment strategies, the Portfolio seeks to provide capital appreciation over the long-term with lower volatility than the individual markets in which the Portfolio invests and with limited correlation to individual markets.

The principal investment strategies that will be employed by the Portfolio include the following:

●	Equity Strategies. The Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies. Long/short equity strategies consist of equity strategies that combine core long holdings of equities with short sales of equities. A long position is established when the portfolio managers anticipate a price increase in the asset and a short position is established when the portfolio managers anticipate a price decrease in the asset. The long/short equity strategies may be used to seek to outperform the broader equity market by increasing net long exposure in rising markets and decreasing net long exposure, or even obtaining net short exposure, in declining markets. The Portfolio’s long/short equity strategies also seek to provide equity-like returns while protecting capital during market declines through the Portfolio’s short positions. The equity exposures in the equity strategies may be to individual stocks or to equity indexes that track U.S. or non-U.S. equity markets, including markets in emerging market countries (i.e., those that are in their initial stages of their industrial cycles). Both long and short exposure to equities may be achieved through investments in derivative instruments, such as options, futures or swaps that provide equity exposure. Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Portfolio’s investment strategies more efficiently than investing directly in stocks.

●	Merger Arbitrage Strategies. The Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The Portfolio may invest in common stocks and preferred stocks of any size market capitalization, and without limitation in securities of foreign companies.

Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Portfolio may employ investment techniques that involve leverage, such as short selling, borrowing for investment purposes and purchasing and selling options. The merger arbitrage strategy most frequently used by the Portfolio involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Portfolio may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The Portfolio may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Portfolio than if the Portfolio had invested directly in such securities.

●	Real Estate-Related Strategies. The Portfolio’s real estate-related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. The Portfolio may invest in REITs that invest primarily in real property (equity REITs), REITs that invest primarily in mortgages (mortgage REITs) and REITs that invest in both real property and mortgages (hybrid REITs). The REITs and other real estate and real estate-related companies in which the Portfolio may invest may include both U.S. and non-U.S. issuers that invest across a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. The Portfolio may seek to enhance current income in this strategy by writing (selling) covered call options on real estate and real estate-related companies. The Portfolio may also take short positions in REITs and real estate and real estate-related companies either to hedge long positions or to express the portfolio manager’s view on the direction of the real estate market.

●	Master Limited Partnership (“MLP”) Strategies. The Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”) that track MLPs. MLPs are generally organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. ETNs are unsecured debt obligations issued by a bank or other financial institution. Both ETNs and ETFs seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs, ETFs and interests in ETNs trade on a public exchange.

The Portfolio will primarily invest in MLPs, or MLP-related ETNs and ETFs, that track U.S. energy infrastructure, including MLPs engaged in transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio will generally invest in MLPs and MLP-related ETNs and ETFs that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations.

●	Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non-U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

●	Structured Credit Value Strategy. The Portfolio’s structured credit value strategy is to invest in structured credit securities, and in other investments that have characteristics similar to such securities. Initially, the Portfolio will achieve this exposure by investing a portion of its assets in the James Alpha Structured Credit Value Portfolio, an affiliated Portfolio (the “Underlying Portfolio”). In the future, the Portfolio may invest directly in these underlying assets. Structured credit securities include, but are not limited to, mortgage backed-securities (“MBS”), including residential mortgage backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. The Portfolio’s investments in RMBS may include agency and nonagency RMBS, including to-be-announced MBS (“TBA”), and non-U.S. dollar denominated RMBS. The Portfolio’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A, and subprime collateral. The Portfolio may invest without limit in securitizations backed by loans, and expects that most Alt-A and subprime securitizations in which the Portfolio intends to invest will be composed entirely of such loans. The Portfolio’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases. This strategy seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index with lower volatility than that index.

The value style investing approach seeks to invest in securities providing undervalued cash flows within markets the Underlying Portfolio’s sub-adviser deems inefficient. When investing Underlying Portfolio assets in all types of securities, the Underlying Portfolio’s sub-adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Underlying Portfolio’s sub-adviser employs a comprehensive risk management process tailored to the securities held in the Underlying Portfolio that considers systematic risk, cash flow risk and liquidity risk of the securities. The Underlying Portfolio’s sub-adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information. The proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities. The Underlying Portfolio’s sub-adviser considers selling securities when such securities have reached their price/valuation targets. The Underlying Portfolio may also consider selling securities when the Underlying Portfolio’s sub-adviser believes securities have become overvalued and replacing them with securities the Underlying Portfolio’s sub-adviser believes to be undervalued to seek to offer the Underlying Portfolio better relative value and performance expectations. The Underling Portfolio’s sub-adviser may also sell and replace securities as necessary to rebalance and align the Underlying Portfolio with its overall risk parameter targets.

The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

Certain of the Portfolio’s investment strategies may utilize derivatives and other instruments, such as leveraged ETFs that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value to be more volatile than a fund that does not use leverage. To the extent that the Portfolio uses derivative instruments, the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio did not use derivatives or other instruments that have an economic leveraging effect.

The Portfolio’s investments in the types of securities described in this Prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this Prospectus. The Portfolio may also invest in securities and other investments not described in this Prospectus, but which are described in the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. For example, there is no guarantee that the Portfolio’s mixture of long and short equity positions will produce a portfolio with reduced exposure to stock market risk and may cause the Portfolio to underperform the broader equity markets during market rallies. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as real estate or energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Portfolio.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio invests in REITs and publicly traded real estate and real estate-related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

REIT Risk. Investments in REITs will subject the Portfolio to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Portfolio invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Portfolio were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Portfolio’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs do not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code, but may qualify for a 20% deduction applicable to qualified REIT dividends. See “Tax Consequences.”

The Portfolio’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Portfolio’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Portfolio’s basis in such REIT, the Portfolio will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Portfolio distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their common shares of the Portfolio, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Portfolio’s common shares, such shareholder will generally recognize a capital gain.

A shareholder, by investing in REITs and foreign real estate companies indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Portfolio’s performance.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Industry Specific Risk. The energy infrastructure MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.

●	Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.

●	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.

●	Global political and economic instability could affect the operations of MLPs and energy companies in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. Recent political and military instability in a variety of countries throughout the Middle East and North Africa has heightened these risks.

●	Market disruptions arising out of geopolitical events could also prevent the Portfolio from executing advantageous investment decisions in a timely manner.

●	Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

To the extent new regulations permit the Portfolio to invest in new or different types of MLPs, the Portfolio may be subject to risks that are different from or in addition to the above described industry-specific risks.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Underlying Portfolio’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Mortgage-Backed and Asset-Backed Securities Risk. MBS and ABS have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, MBS and ABS may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Underlying Portfolio, and thus the Portfolio, to a lower rate of return upon reinvestment of principal. Investments in MBS and ABS are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Underlying Portfolio’s yield, increase the volatility of the Underlying Portfolio and/or cause a decline in NAV.

MBS and ABS are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Underlying Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain MBS and ABS may be more volatile and less liquid than other traditional types of debt securities. Certain ABS do not have the benefit of the same security interest in the related collateral as do MBS. Additionally, the value of ABS are subject to risks associated with the servicers’ performance. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Small balance CMBS may have fewer financial resources and less available public information than other types of MBS. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of an MBS and could result in losses to the Underlying Portfolio, and thus the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.

Sub-Prime and Alt-A Mortgage Risk. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting process. The loan collateral backing some MBS may be considered “subprime” or “Alt-A” at the time of loan origination based on the lower credit quality or other risk factors of the borrower, making it more likely to default than loans considered “prime.” The overall credit risk of MBS is a function of a number of factors, primarily the seniority of the bond in the capital structure, the amount and type of credit enhancement, and the type and performance of the loan collateral. Therefore, all else equal with respect to seniority and credit enhancement, MBS backed by subprime or Alt-A collateral pose more credit risk to the Underlying Portfolio, and thus the Portfolio, than those backed by prime loan collateral. In addition, the Underlying Portfolio may experience difficulty in the management and reinvestment of its investments subprime or Alt-A mortgage loans due to fluctuating interest rates and market volatility and the Underlying Portfolio, and thus the Portfolio, may incur losses on such investments.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Micro Cap Companies Risk. The Portfolio may invest in companies with micro capitalizations. Micro capitalization stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

Tax Risk. The Portfolio’s investment techniques, including use of covered call options, short-term trading strategies, and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

Basis Risk. Basis risk refers to, among other things, the lack of the desired or expected correlation between a hedging instrument or strategy and the underlying assets being hedged. This results in reduced effectiveness of the hedging instrument or strategy, which adversely effects the Underlying Portfolio, and thus the Portfolio, in terms of increased hedging costs or reduced risk mitigation.

Exchange-Traded Notes (“ETN”) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Over-the-counter derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

CLO, CBO, and CDO Risk. A CLO is a trust typically collateralized by a pool of loans. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CDO is a trust backed by other types of assets representing obligations of various parties. For CLOs, CBOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches. Each tranche has an inverse risk-return relationship and varies in risk and yield. The investment grade tranches have first priority on the cash flows of the underlying loan pool, but at lower rates of return than the subordinated or below investment grade tranches, whose collateral bears the first losses of the pool but have higher rates of return. The “equity” tranche, for example, bears the initial risk of loss resulting from defaults and offers some protection from defaults to the other more senior tranches from default in all but the most severe circumstances. Despite the protection from the equity tranche, more senior tranches of CLOs, CBOs and other CDOs are still exposed to substantial credit risk. CLOs, CBOs and other CDOs are generally unregistered private placements governed by Rule 144A, and thus, have additional liquidity risk. CLOs, CBOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to CLO, CBO or other CDO managers; (iv) the risk associated with the Underlying Portfolio investing in CLOs, CBOs or other CDOs that are subordinate to other classes; and (v) the complexity of the structure of the security may produce disputes with the issuer or unexpected investment results. To the extent that the Underlying Portfolio, and thus the Portfolio, invests in other types of derivatives issued in tranches, some or all of these risks may apply.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (“IO”) and Principal Only (“PO”). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

TBA Securities Risk. The Underlying Portfolio may buy or sell TBA securities, particularly in the case of agency MBS, for which there is an extremely active, liquid market. TBA are forward-settling trades where the underlying pools of mortgage loans are not known at the time of the original transaction but that meet specified terms and are announced just before settlement based on a “cheapest-to-deliver” algorithm. These transactions are essentially futures transactions, involve when-issued securities, and can be short sales. Therefore, they involve all the risks associated with those instruments and transactions, described herein.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and options, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager and Sub-Advisers attempt to mitigate this risk by not entering into transactions with any counterparty that the Manager or Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Special Risks of Inverse Floaters. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Underlying Portfolio, and thus the Portfolio. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Underlying Portfolio, and thus the Portfolio. Inverse floaters can increase the Underlying Portfolio’s, and thus the Portfolio’s, risk exposure to underlying references and their attendant risks, such as credit risk, market risk, currency/exchange rate risk and interest rate risk, while also exposing the Underlying Portfolio, and thus the Portfolio, to counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the Portfolio’s Class I shares average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Russell 2000 Total Return Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the Portfolio’s Class I shares average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Russell 2000 Total Return Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class I Shares Year-to-Date (as of September 30, 2020): 2.34%
Best Quarter:	Q1 2019	11.55%
Worst Quarter:	Q4 2018	-11.28%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.28%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For The PeriodS Ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | Russell 2000 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%	[77]
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.52%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.47%	[79]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	905
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	905
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,861
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,211
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[77]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2014
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.52%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.22%	[79]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,725
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	325
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,294
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,268
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,725
Annual Return 2015	rr_AnnualReturn2015	(9.13%)
Annual Return 2016	rr_AnnualReturn2016	4.24%
Annual Return 2017	rr_AnnualReturn2017	5.00%
Annual Return 2018	rr_AnnualReturn2018	(3.44%)
Annual Return 2019	rr_AnnualReturn2019	14.40%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[77]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2014
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%	[77]
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[77]
James Alpha Multi Strategy Alternative Income Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.52%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[78]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.22%	[79]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 524
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	424
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,574
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,707
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,466
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[77]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2014
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 21 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 187% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate- related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio may invest 100% of its net assets (other than cash and cash equivalents) in REITs and may also invest in other publicly traded real estate securities that are included in the FTSE EPRA Nareit Developed Real Estate Index (the “Index”). The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets. The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price. The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Sub-Adviser and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 100 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”).

Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 100 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, external growth potential, corporate governance, quality and location of assets, lease terms, tenant credit quality, debt structure and financial flexibility. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Sub-Adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate- related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Sub-Adviser believes is representative of its full value or that it may even go down in price.

Management Risk. The Sub-Adviser’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Sub-Adviser’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Sub-Adviser, the Sub-Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell. Certain options may be traded in the “over-the-counter” market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to August 1, 2011, the Portfolio operated as a separate fund called the Global Real Estate Investments Fund (the “Predecessor Fund”), which was advised by Ascent Investment Advisors, LLC. The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund. The bar chart and table that follow show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of the FTSE EPRA Nareit Developed Real Estate Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year, 5 years and since inception of the Portfolio compare with those of the FTSE EPRA Nareit Developed Real Estate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares Year-to-Date Performance (as of September 30, 2020): -13.35%
Best Quarter:	Q1 2019	17.09%
Worst Quarter:	Q3 2011	-20.18%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares Year-to-Date Performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | FTSE EPRA Nareit Developed Real Estate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.06%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	9.24%
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[80]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[81]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,376
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	729
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,054
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,376
Annual Return 2010	rr_AnnualReturn2010	18.08%
Annual Return 2011	rr_AnnualReturn2011	(6.38%)
Annual Return 2012	rr_AnnualReturn2012	33.91%
Annual Return 2013	rr_AnnualReturn2013	2.37%
Annual Return 2014	rr_AnnualReturn2014	8.78%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	7.01%
Annual Return 2017	rr_AnnualReturn2017	16.78%
Annual Return 2018	rr_AnnualReturn2018	(8.84%)
Annual Return 2019	rr_AnnualReturn2019	31.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[82]
1 Year	rr_AverageAnnualReturnYear01	23.65%	[82]
5 Years	rr_AverageAnnualReturnYear05	7.55%	[82]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[82]
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.32%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[82]
10 Years	rr_AverageAnnualReturnYear10	4.90%	[82]
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.16%	[82]
5 Years	rr_AverageAnnualReturnYear05	3.92%	[82]
10 Years	rr_AverageAnnualReturnYear10	5.18%	[82]
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[80]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[81]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,621
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.80%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%	[83]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2011
James Alpha Global Real Estate Investments Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[80]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.36%	[81]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,260
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,696
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.21%
5 Years	rr_AverageAnnualReturnYear05	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%	[84]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2012
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 18 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 173% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	173.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Portfolio may use swaps to gain exposure to one or more asset classes, individual investments or investment strategies, as well as to generate leverage or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments. The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with two different strategies – a low volatility strategy and a high volatility strategy. The low volatility strategy, referred to as a “calendar spread” will seek to protect the Portfolio from significant market downturns (e.g., a drop of 12% or more in the value of the S&P 500® Index) by buying significantly out of the money put options and offsetting the cost of these put options by selling (writing) put options with a shorter maturity and with an exercise (strike) price that is higher than the purchased put options. Out of the money put options are options with a strike price that is lower than the market price of the underlying asset. When market volatility is low and options are less expensive, the Portfolio will seek to own more put options long than it sells (writes) short to provide greater protection during a significant market downturn.

The high volatility strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the S&P 500® Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers or investments that provide exposure to equity securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500 Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year and since inception of the Portfolio compare with those of the S&P 500 Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year and since inception of the Portfolio compare with those of the S&P 500 Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class I Shares Year-To-Date (as of September 30, 2020): 4.90%
Best Quarter:	Q1 2019	6.48%
Worst Quarter:	Q4 2018	-3.31%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%	[85]
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | Morningstar US Fund Long-Short Equity (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.59%	[85]
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.60%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[86]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[87]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.10%	[87]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	776
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,920
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	776
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,207
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,663
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,920
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.60%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[86]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[87]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%	[87]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	599
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,232
Annual Return 2016	rr_AnnualReturn2016	2.36%
Annual Return 2017	rr_AnnualReturn2017	6.67%
Annual Return 2018	rr_AnnualReturn2018	1.52%
Annual Return 2019	rr_AnnualReturn2019	12.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[85]
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[85]
James Alpha Managed Risk Domestic Equity Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[86]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[87]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.90%	[87]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 393
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,223
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	293
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,223
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 20 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 519% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	519.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The MSCI Emerging Markets Index measures the performance of securities across 23 emerging market countries (i.e., countries that are in the early stages of their industrial cycle). The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with a conventional put spread strategy. The strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the MSCI Emerging Markets Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year and since inception of the Portfolio compare with those of the MSCI Emerging Markets Net Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns of the Portfolio’s Class I shares for the past 1 year and since inception of the Portfolio compare with those of the MSCI Emerging Markets Net Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class I Shares Year-To-Date (as of September 30, 2020): -3.33%
Best Quarter:	Q3 2016	4.56%
Worst Quarter:	Q4 2016	-2.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class I Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | MSCI Emerging Markets Net Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | Morningstar US Fund Diversified Emerging Markets
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[88]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.81%	[89]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	843
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,167
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	843
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,546
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,167
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.60%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[88]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.36%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,668
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,590
Annual Return 2016	rr_AnnualReturn2016	4.40%
Annual Return 2017	rr_AnnualReturn2017	11.55%
Annual Return 2018	rr_AnnualReturn2018	(3.26%)
Annual Return 2019	rr_AnnualReturn2019	5.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
James Alpha Managed Risk Emerging Markets Equity Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.50%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[88]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.55%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 458
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,112
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	358
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,228
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,379
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to seek to provide high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries. Class I shares may also be available on brokerage platforms of firms that have agreements with the Portfolio’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 29 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 277% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	277.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only, short-only and hedging strategies.

Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality. The Portfolio may invest in securities of any grade including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.). These include, among others, corporate bonds and bank loans, asset-backed securities and mortgage-backed securities, U.S. government securities, non-U.S. sovereign debt securities and preferred securities. Fixed income-related securities include, but are not limited to, closed-end funds and derivative instruments, including options; financial futures; swaps, including credit default swaps; options on futures and swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The Portfolio seeks to achieve its investment objectives by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. Not all of the sub-advisers listed for the Portfolio may be actively managing assets for the Portfolio at all times. The Manager also has discretion to manage directly all or a portion of such investment strategies. The principal investment strategies that may be employed by the Portfolio include the following:

●	Senior Loan Floating Rate Strategy. The senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds.

●	Short Duration High Yield Strategy. The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies, hedged primarily with an exchange-traded fund (“ETF”) that tracks the Russell 2000® Index, which has exhibited a strong correlation to high yield credit spreads, to attempt to further dampen volatility during market corrections. The strategy is diversified across 35–45 high yield bonds. The short position will range between 10 percent to30 percent of the nominal value of the strategy during periods of normal market conditions and may increase to 50 percent during periods of high volatility.

●	Relative Value Long/Short Debt Strategy. The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund and derivative securities. The strategy is primarily focused within the corporate credit, securitized credit and agency and non-agency mortgage-backed securities sectors. It invests in both investment and non-investment grade bonds. Proprietary research tools include credit spread analysis, which is based on, among other things, a proprietary credit default methodology, mortgage prepayment forecasting and credit option-adjusted spread analysis.
●	Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side.

The strategy is primarily focused on investments in U.S. and European fixed income securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

One or more of the above strategies may be achieved through investments in ETFs and other exchange-traded products, and other registered investment companies instead of direct investments.

The Manager’s investment process is based on a consultative four step approach:

1)	Asset Allocation – Defining objectives and constraints, determining asset classes and determining strategic weightings based on objectives and constraints;

2)	Manager Research – Sourcing and vetting investment managers;

3)	Risk Management – Identifying, characterizing and assessing portfolio risks, and suggesting ways to reduce risk; and

4)	Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

The Portfolio’s investments in the types of securities described in this Prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this Prospectus. The Portfolio may also invest in securities and other investments not described in this Prospectus, but which are described in the Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and subject to greater risk The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time. Because Rule 144A securities are subject to certain restrictions on secondary market trading, they may be less liquid than registered, publicly traded securities. Therefore, Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Portfolio to sell these securities.

Income Generation Risk. If the Portfolio fails to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described above, then such failure in turn could negatively impact the Portfolio’s ability to meet its stated investment objectives.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, mortgage-backed and asset-backed securities may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in NAV.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs and closed-end funds, the Portfolio’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Bank Loans Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Portfolio’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Portfolio. As a result, the Portfolio may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Portfolio to lose income or principal on a particular investment, which in turn could affect the Portfolio’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller” or “seller of protection”) receives pre-determined periodic payments from the other party (the “buyer” or “buyer of protection”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened credit and counterparty risks. The Portfolio will not act as a seller of protection.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Portfolio.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures, swaps and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to July 18, 2016, the Portfolio operated as a separate fund called the ALPs/Westport Resources Hedged High Income Fund (the “Predecessor Portfolio”). The information shown below reflects the historical performance of the Predecessor Portfolio prior to July 18, 2016.

The bar chart and table that follow show the performance of the Class A shares of the Predecessor Portfolio (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year and 5 years/since inception of the Portfolio compare with those of the Bloomberg Barclays Capital U.S. Aggregate Bond Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Portfolio’s updated performance information, when available, by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show the performance of the Class A shares of the Predecessor Portfolio (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year and 5 years/since inception of the Portfolio compare with those of the Bloomberg Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares Year-To-Date (as of September 30, 2020): -1.77%
Best Quarter:	Q3 2016	4.73%
Worst Quarter:	Q4 2018	-2.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Predecessor Portfolio and the Portfolio. After-tax returns for Class C and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | Bloomberg Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.89%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[90]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.92%	[91]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	853
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	853
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,512
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,193
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,994
Annual Return 2014	rr_AnnualReturn2014	0.70%
Annual Return 2015	rr_AnnualReturn2015	(2.36%)
Annual Return 2016	rr_AnnualReturn2016	9.50%
Annual Return 2017	rr_AnnualReturn2017	6.52%
Annual Return 2018	rr_AnnualReturn2018	(1.78%)
Annual Return 2019	rr_AnnualReturn2019	6.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.04%	[92]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[92]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.72%)	[92]
5 Years	rr_AverageAnnualReturnYear05	0.49%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%	[92]
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	none	[92]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%	[92]
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[90]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.38%	[91]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,575
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,387
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.78%	[92]
5 Years	rr_AverageAnnualReturnYear05	3.97%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[92]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
James Alpha Hedged High Income Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[90]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.52%	[91]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	355
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,200
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,060
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,278
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.59%	[92]
5 Years	rr_AverageAnnualReturnYear05	2.88%	[92]
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[92]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA MACRO PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to achieve attractive long-term risk-adjusted returns relative to traditional financial market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of macro investment strategies. Macro based strategies aim to exploit macro-economic imbalances across the globe. Macro based strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities. The Portfolio will seek to outperform the returns of various macro based investment strategies, such as, among others, systematic diversified, discretionary thematic, active trading, commodity, currency and multi-strategy.

●	Systematic diversified strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. Systematic diversified strategies typically employ a quantitative process using mathematical, algorithmic or technical models with little or no influence of individuals responsible for decisions the portfolio positions that track this strategy.

●	Discretionary thematic strategies employ a top down analysis of macroeconomic variables. This strategy relies on individuals to evaluate market data, relationships and influences. Discretionary thematic strategies seek exposure to developed and emerging markets and include equity, fixed income and currency investments. Discretionary thematic strategies typically contain contrarian or volatility focused components.

●	Active trading strategies use active trading methods, typically with high frequency position turnover or leverage. Active trading strategies emphasize rapid market response to new information and high volume turnover in liquid, but volatile, positions.

●	Commodity strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, and frequently may also include exposure to commodity sensitive equities. Commodity strategies seek exposure to developed and emerging markets and include equity, fixed income and currency investments. Commodity strategies are often implemented using derivatives.

●	Currency strategies seek to identify opportunities in markets exhibiting trending or momentum characteristics across various currencies, and frequently include exposure to sovereign bonds. Currency strategies seek exposure to currencies in developed and emerging markets and may include equity, fixed income and currency investments.

●	Multi-strategy strategies focus on the fundamental relationship across geographic areas within and among various asset classes. Multi-strategy strategies employ systematic, quantitative evaluation of macroeconomic variables and employ some combination of systematic diversified, discretionary thematic, active trading, commodity and currency strategies.

The Portfolio expects to gain exposure to these investment strategies and asset classes primarily through exchange-traded products, such as exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds. The Portfolio will also make significant use of swaps and other derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies, as well as to generate leverage or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments. Other derivative instruments that may be utilized by the Portfolio include options, futures, options on futures and forward contracts. The Portfolio may also invest directly in equities, fixed income securities and currencies.

The Portfolio’s equity exposure may include exposure to both U.S. and non-U.S. common stocks and preferred stocks of any size market capitalization. The Portfolio’s fixed income exposure may include exposure to securities issued by governments, government-related entities or public and private companies. The Portfolio may seek exposure to fixed income instruments that are rated either investment grade or below investment grade (i.e., junk bonds). There are no maturity limitations on the securities held by the Portfolio. The Portfolio may establish both long and short positions in equity, fixed income and derivative instruments. The types of swaps in which the Portfolio may invest include, among others, total return, index, interest rate, credit default and volatility swaps. The Portfolio may also invest in swaps having payments linked to the returns of indices, individual securities or pooled investment vehicles, including limited partnerships, limited liability companies, offshore corporations and commodity pools (collectively, “Underlying Pools”). There is no limit on the Portfolio’s exposure to foreign companies, foreign governments or foreign currencies, which may include exposure to emerging markets. The term “emerging markets” as used herein refers to those countries which the Manager considers to be emerging market or frontier emerging market countries. Such countries may change over time.

In constructing the Portfolio’s investments, the Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize systematic diversified, discretionary thematic, active trading, commodity, currency and multi-strategy strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire universe of private funds that utilize macro strategies. The private funds returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%. The Subsidiary may also hold cash, money market instruments, including affiliated and unaffiliated money market funds and other fixed income instruments to serve as margin or collateral for the Subsidiary’s derivative positions.

Investments in the Subsidiary are intended to provide the Portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Portfolio. The investment policies of the Subsidiary are the same as the investment policies of the commodity strategies sleeve of the Portfolio. The Subsidiary is subject to substantially the same investment restrictions and limitations, including asset coverage requirements, as are applicable to the commodity strategies sleeve of the Portfolio and will follow substantially the same compliance policies and procedures as the Portfolio, to the extent they are applicable. The Portfolio will always own 100% of the Subsidiary’s interests.

The derivatives held by the Portfolio will fluctuate from time to time but collectively could represent economic exposure as high as or higher than 50% of the total assets of the Portfolio. Accordingly, the Portfolio and the Subsidiary may maintain a substantial amount of their assets in cash and cash equivalents as required margin for futures contracts, as required segregation under Securities and Exchange Commission (“SEC”) rules and to collateralize swap exposure. The Portfolio may also invest in ETFs, ETNs or mutual funds that invest in swaps and other derivatives to a significant degree but will not be required to segregate Portfolio assets in connection with these investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive).

The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio as an investor in swaps whose returns are based on the returns of Underlying Pools. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in an Underlying Pool. The Underlying Pools will pay management fees, brokerage commissions and operating expenses, and may also pay performance based fees to each Underlying Pool manager, which may be reflected in the return earned by the Portfolio on swaps based on Underlying Pools. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses and, therefore, that the Portfolio’s investments based on these Underlying Pools will not lose money. The Underlying Pools on which a portion of the Portfolio’s returns will be based are not registered investment companies and, therefore, will not be subject to the same controls and regulatory protections as registered investment companies.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Quantitative Strategy Risk. The Portfolio will use quantitative mathematical models that rely on patterns inferred from historical prices, performance returns and other financial data in evaluating prospective investments. However, most quantitative models cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact the performance of the Portfolio. Further, as market dynamics shift over time, a previously highly successful model may become outdated – perhaps without the Manager recognizing that fact before substantial losses are incurred. Moreover, there are an increasing number of market participants who rely on quantitative mathematical models. These models may be similar to those used by the Portfolio, which may result in a substantial number of market participants taking the same action with respect to an investment and some of these market participants may be substantially larger than the Portfolio.

Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. The data utilized by the Manager’s models will be based on only those private funds to which the Manager has access, which is a subset of the entire private fund universe and which may change over time. If the data utilized by the Manager proves to be incorrect, the Portfolio may suffer losses.

Risk of Investing in Mutual Funds. The Portfolio will invest in mutual funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Management Risk. The investment techniques, models and risk analysis used by the Manager may not produce the desired results. In particular, the Manager’s portfolio models and techniques may be unsuccessful in accurately predicting the drivers of the returns of the private funds it seeks to track. The Manager may also be unsuccessful in identifying liquid investments whose performance drivers produce a high correlation to private fund returns. In either case, the Portfolio would not generate the results desired by the Manager and may not achieve its investment objective.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Tax Risk. As a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies. The Portfolio intends to treat the income it derives from the Subsidiary as qualifying income. If the Portfolio’s income and gains from the Portfolio’s investment in the Subsidiary is viewed as nonqualifying income, the Portfolio might not qualify as a regulated investment company for one or more years. In this event, the Portfolio’s Board of Trustees would consider what action to take, which could include a significant change in investment strategy or liquidation. For more information, please see the “Certain Tax Considerations” section in the Portfolio’s Statement of Additional Information.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio indirectly through the Subsidiary to leveraged market exposure for commodities.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Hedging Risk. Attempting to outperform the investment strategies of private funds that are hedged or otherwise seek reduced market exposure through short positions or other hedging techniques may produce an investment portfolio with reduced exposure to market risk. As a result, the Portfolio will likely underperform the broader equity markets during market rallies. In addition, the hedging strategies of the private funds whose returns are tracked by the Manager may not be successful in reducing market risk and, in turn, the Portfolio may not provide protection from losses during market downturns.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Exchange-Traded Notes (“ETN”) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time. Because Rule 144A securities are subject to certain restrictions on secondary market trading, they may be less liquid than registered, publicly traded securities. Therefore, Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Portfolio to sell these securities.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, mortgage-backed and asset-backed securities may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in NAV.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Portfolio.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Subsidiary Risk. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The principal investments in which the Subsidiary may invest are derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Subsidiary and the Portfolio and its shareholders. There is no guarantee that the investment objectives of the Subsidiary will be achieved.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 and 5 years and since inception of the Portfolio compare with those of the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) and the Bank of America Merrill Lynch 3-Month Treasury Bill Index. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class I shares of the Portfolio (which are not offered in this prospectus). Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 and 5 years and since inception of the Portfolio compare with those of the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) and the Bank of America Merrill Lynch 3-Month Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-to-Date (as of September 30, 2020): -4.10%
Best Quarter:	Q1 2019	3.24%
Worst Quarter:	Q2 2015	-3.33%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio | BloombergBarclaysGlobalAggregateTotalReturnIndexValueUnhedgedUSDReflectsNoDeductionForFeesExpensesOrTaxesMember
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio | Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.43%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[93]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%	[94]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,366
Annual Return 2012	rr_AnnualReturn2012	4.01%
Annual Return 2013	rr_AnnualReturn2013	(2.32%)
Annual Return 2014	rr_AnnualReturn2014	2.41%
Annual Return 2015	rr_AnnualReturn2015	(0.62%)
Annual Return 2016	rr_AnnualReturn2016	(7.46%)
Annual Return 2017	rr_AnnualReturn2017	1.09%
Annual Return 2018	rr_AnnualReturn2018	(3.56%)
Annual Return 2019	rr_AnnualReturn2019	9.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
James Alpha Class S Portfolio [Member] | James Alpha Macro Portfolio | James Alpha Macro Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.60%	[95]
5 Years	rr_AverageAnnualReturnYear05	(0.64%)	[95]
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%	[95]
James Alpha Class S Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation as its primary objective,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

with a secondary objective of providing income for its shareholders.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 185% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. The Manager also has discretion to manage directly all or a portion of such investment strategies.

By combining multiple, distinct investment strategies, the Portfolio seeks to provide capital appreciation over the long-term with lower volatility than the individual markets in which the Portfolio invests and with limited correlation to individual markets.

The principal investment strategies that will be employed by the Portfolio include the following:

●	Equity Strategies. The Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies. Long/short equity strategies consist of equity strategies that combine core long holdings of equities with short sales of equities. A long position is established when the portfolio managers anticipate a price increase in the asset and a short position is established when the portfolio managers anticipate a price decrease in the asset. The long/short equity strategies may be used to seek to outperform the broader equity market by increasing net long exposure in rising markets and decreasing net long exposure, or even obtaining net short exposure, in declining markets. The Portfolio’s long/short equity strategies also seek to provide equity-like returns while protecting capital during market declines through the Portfolio’s short positions. The equity exposures in the equity strategies may be to individual stocks or to equity indexes that track U.S. or non-U.S. equity markets, including markets in emerging market countries (i.e., those that are in their initial stages of their industrial cycles). Both long and short exposure to equities may be achieved through investments in derivative instruments, such as options, futures or swaps that provide equity exposure. Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Portfolio’s investment strategies more efficiently than investing directly in stocks.

●	Merger Arbitrage Strategies. The Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The Portfolio may invest in common stocks and preferred stocks of any size market capitalization, and without limitation in securities of foreign companies.

Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Portfolio may employ investment techniques that involve leverage, such as short selling, borrowing for investment purposes and purchasing and selling options. The merger arbitrage strategy most frequently used by the Portfolio involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Portfolio may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The Portfolio may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Portfolio than if the Portfolio had invested directly in such securities.

Real Estate-Related Strategies. The Portfolio’s real estate-related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. The Portfolio may invest in REITs that invest primarily in real property (equity REITs), REITs that invest primarily in mortgages (mortgage REITs) and REITs that invest in both real property and mortgages (hybrid REITs). The REITs and other real estate and real estate-related companies in which the Portfolio may invest may include both U.S. and non-U.S. issuers that invest across a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. The Portfolio may seek to enhance current income in this strategy by writing (selling) covered call options on real estate and real estate-related companies. The Portfolio may also take short positions in REITs and real estate and real estate-related companies either to hedge long positions or to express the portfolio manager’s view on the direction of the real estate market.

●	Master Limited Partnership (“MLP”) Strategies. The Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”) that track MLPs. MLPs are generally organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. ETNs are unsecured debt obligations issued by a bank or other financial institution. Both ETNs and ETFs seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs, ETNs trade on a public exchange.

The Portfolio will primarily invest in MLPs, or MLP-related ETNs and ETFs, that track U.S. energy infrastructure, including MLPs engaged in transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio will generally invest in MLPs and MLP-related ETNs and ETFs that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations.

●	Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities).

These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

●	Structured Credit Value Strategy. The Portfolio’s structured credit value strategy is to invest in structured credit securities, and in other investments that have characteristics similar to such securities. Initially, the Portfolio will achieve this exposure by investing a portion of its assets in the James Alpha Structured Credit Value Portfolio, an affiliated Portfolio (the “Underlying Portfolio”). In the future, the Portfolio may invest directly in these underlying assets. Structured credit securities include, but are not limited to, mortgage backed-securities (“MBS”), including residential mortgage backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. The Portfolio’s investments in RMBS may include agency and nonagency RMBS, including to-be-announced MBS (“TBA”), and non-U.S. dollar denominated RMBS. The Portfolio’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A, and subprime collateral. The Portfolio may invest without limit in securitizations backed by loans, and expects that most Alt-A and subprime securitizations in which the Portfolio intends to invest will be composed entirely of such loans. The Portfolio’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases. This strategy seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index with lower volatility than that index.

The value style investing approach seeks to invest in securities providing undervalued cash flows within markets the Underlying Portfolio’s sub-adviser deems inefficient. When investing Underlying Portfolio assets in all types of securities, the Underlying Portfolio’s sub-adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Underlying Portfolio’s sub-adviser employs a comprehensive risk management process tailored to the securities held in the Underlying Portfolio that considers systematic risk, cash flow risk and liquidity risk of the securities. The Underlying Portfolio’s sub-adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information. The proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities. The Underlying Portfolio’s sub-adviser considers selling securities when such securities have reached their price/valuation targets. The Underlying Portfolio may also consider selling securities when the Underlying Portfolio’s sub-adviser believes securities have become overvalued and replacing them with securities the Underlying Portfolio’s sub-adviser believes to be undervalued to seek to offer the Underlying Portfolio better relative value and performance expectations. The Underling Portfolio’s sub-adviser may also sell and replace securities as necessary to rebalance and align the Underlying Portfolio with its overall risk parameter targets.

The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

Certain of the Portfolio’s investment strategies may utilize derivatives and other instruments, such as leveraged ETFs that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value to be more volatile than a fund that does not use leverage. To the extent that the Portfolio uses derivative instruments, the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio did not use derivatives or other instruments that have an economic leveraging effect.

The Portfolio’s investments in the types of securities described in this Prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this Prospectus. The Portfolio may also invest in securities and other investments not described in this Prospectus, but which are described in the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. For example, there is no guarantee that the Portfolio’s mixture of long and short equity positions will produce a portfolio with reduced exposure to stock market risk and may cause the Portfolio to underperform the broader equity markets during market rallies. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as real estate or energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio invests in REITs and publicly traded real estate and real estate-related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

REIT Risk. Investments in REITs will subject the Portfolio to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Portfolio invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Portfolio were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Portfolio’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs do not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code, but may qualify for a 20% deduction applicable to qualified REIT dividends. See “Tax Consequences.”

The Portfolio’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Portfolio’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Portfolio’s basis in such REIT, the Portfolio will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Portfolio distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their common shares of the Portfolio, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Portfolio’s common shares, such shareholder will generally recognize a capital gain.

A shareholder, by investing in REITs and foreign real estate companies indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Portfolio’s performance.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and may be subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Industry Specific Risk. The energy infrastructure MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.

●	Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.

●	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.

●	Global political and economic instability could affect the operations of MLPs and energy companies in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. Recent political and military instability in a variety of countries throughout the Middle East and North Africa has heightened these risks.

●	Market disruptions arising out of geopolitical events could also prevent the Portfolio from executing advantageous investment decisions in a timely manner.

●	Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

To the extent new regulations permit the Portfolio to invest in new or different types of MLPs, the Portfolio may be subject to risks that are different from or in addition to the above described industry-specific risks.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Underlying Portfolio’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Mortgage-Backed and Asset-Backed Securities Risk. MBS and ABS have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, MBS and ABS may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Underlying Portfolio, and thus the Portfolio, to a lower rate of return upon reinvestment of principal. Investments in MBS and ABS are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Underlying Portfolio’s yield, increase the volatility of the Underlying Portfolio and/or cause a decline in NAV.

MBS and ABS are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Underlying Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain MBS and ABS may be more volatile and less liquid than other traditional types of debt securities. Certain ABS do not have the benefit of the same security interest in the related collateral as do MBS. Additionally, the value of ABS are subject to risks associated with the servicers’ performance. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Small balance CMBS may have fewer financial resources and less available public information than other types of MBS. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of an MBS and could result in losses to the Underlying Portfolio, and thus the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.

Sub-Prime and Alt-A Mortgage Risk. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting process. The loan collateral backing some MBS may be considered “subprime” or “Alt-A” at the time of loan origination based on the lower credit quality or other risk factors of the borrower, making it more likely to default than loans considered “prime.” The overall credit risk of MBS is a function of a number of factors, primarily the seniority of the bond in the capital structure, the amount and type of credit enhancement, and the type and performance of the loan collateral. Therefore, all else equal with respect to seniority and credit enhancement, MBS backed by subprime or Alt-A collateral pose more credit risk to the Underlying Portfolio, and thus the Portfolio, than those backed by prime loan collateral. In addition, the Underlying Portfolio may experience difficulty in the management and reinvestment of its investments subprime or Alt-A mortgage loans due to fluctuating interest rates and market volatility and the Underlying Portfolio, and thus the Portfolio, may incur losses on such investments.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Micro Cap Companies Risk. The Portfolio may invest in companies with micro capitalizations. Micro capitalization stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

Tax Risk. The Portfolio’s investment techniques, including use of covered call options, short-term trading strategies, and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

Basis Risk. Basis risk refers to, among other things, the lack of the desired or expected correlation between a hedging instrument or strategy and the underlying assets being hedged. This results in reduced effectiveness of the hedging instrument or strategy, which adversely effects the Underlying Portfolio, and thus the Portfolio, in terms of increased hedging costs or reduced risk mitigation.

Exchange-Traded Notes (“ETN”) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Over-the-counter derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

CLO, CBO, and CDO Risk. A CLO is a trust typically collateralized by a pool of loans. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CDO is a trust backed by other types of assets representing obligations of various parties. For CLOs, CBOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches. Each tranche has an inverse risk-return relationship and varies in risk and yield. The investment grade tranches have first priority on the cash flows of the underlying loan pool, but at lower rates of return than the subordinated or below investment grade tranches, whose collateral bears the first losses of the pool but have higher rates of return. The “equity” tranche, for example, bears the initial risk of loss resulting from defaults and offers some protection from defaults to the other more senior tranches from default in all but the most severe circumstances. Despite the protection from the equity tranche, more senior tranches of CLOs, CBOs and other CDOs are still exposed to substantial credit risk. CLOs, CBOs and other CDOs are generally unregistered private placements governed by Rule 144A, and thus, have additional liquidity risk. CLOs, CBOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to CLO, CBO or other CDO managers; (iv) the risk associated with the Underlying Portfolio investing in CLOs, CBOs or other CDOs that are subordinate to other classes; and (v) the complexity of the structure of the security may produce disputes with the issuer or unexpected investment results. To the extent that the Underlying Portfolio, and thus the Portfolio, invests in other types of derivatives issued in tranches, some or all of these risks may apply.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (“IO”) and Principal Only (“PO”). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

TBA Securities Risk. The Underlying Portfolio may buy or sell TBA securities, particularly in the case of agency MBS, for which there is an extremely active, liquid market. TBA are forward-settling trades where the underlying pools of mortgage loans are not known at the time of the original transaction but that meet specified terms and are announced just before settlement based on a “cheapest-to-deliver” algorithm. These transactions are essentially futures transactions, involve when-issued securities, and can be short sales. Therefore, they involve all the risks associated with those instruments and transactions, described herein.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and options, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager and Sub-Advisers attempt to mitigate this risk by not entering into transactions with any counterparty that the Manager or Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Special Risks of Inverse Floaters. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Underlying Portfolio, and thus the Portfolio. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Underlying Portfolio, and thus the Portfolio. Inverse floaters can increase the Underlying Portfolio’s, and thus the Portfolio’s, risk exposure to underlying references and their attendant risks, such as credit risk, market risk, currency/exchange rate risk and interest rate risk, while also exposing the Underlying Portfolio, and thus the Portfolio, to counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Russell 2000 Total Return Index. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class I shares of the Portfolio (which are not offered in this prospectus). Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Russell 2000 Total Return Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-to-Date (as of September 30, 2020): 2.64%
Best Quarter:	Q1 2019	11.58%
Worst Quarter:	Q4 2018	-11.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For The PeriodS Ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Class S Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | Russell 2000 Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%	[96]
James Alpha Class S Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.52%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[97]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.03%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.72%	[98]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,697
Annual Return 2015	rr_AnnualReturn2015	(9.13%)
Annual Return 2016	rr_AnnualReturn2016	4.24%
Annual Return 2017	rr_AnnualReturn2017	5.24%
Annual Return 2018	rr_AnnualReturn2018	(2.98%)
Annual Return 2019	rr_AnnualReturn2019	14.78%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[96]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2014
James Alpha Class S Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[96]
James Alpha Class S Portfolio [Member] | James Alpha Multi Strategy Alternative Income Portfolio | James Alpha Multi Strategy Alternative Income Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[99]
5 Years	rr_AverageAnnualReturnYear05	1.22%	[99]
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[96],[99]
James Alpha Class S Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 187% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio may invest 100% of its net assets (other than cash and cash equivalents) in REITs, and may also invest in other publicly traded real estate securities that are included in the FTSE EPRA Nareit Developed Real Estate Index (the “Index”). The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets. The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price. The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Sub-Adviser and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 100 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 100 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, external growth potential, corporate governance, quality and location of assets, lease terms, tenant credit quality, debt structure and financial flexibility. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Sub-Adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; (ix) changes in interest rates and quality of credit extended; (x) fluctuations in rent schedules and operating expenses; (xi) adverse changes in local, regional or general economic conditions; (xii) deterioration of the real estate market and the financial circumstances of tenants and sellers and (xiii) environmental factors. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Sub-Adviser believes is representative of its full value or that it may even go down in price.

Management Risk. The Sub-Adviser’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Sub-Adviser’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Sub-Adviser, the Sub-Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell. Certain options may be traded in the “over-the-counter” market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to August 1, 2011, the Portfolio operated as a separate fund called the Global Real Estate Investments Fund (the “Predecessor Portfolio”), which was advised by Ascent Investment Advisors, LLC. The investment policy of the Portfolio is substantially similar to that of the Predecessor Portfolio. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class A shares of the Portfolio (which are not offered in this prospectus), and the performance information prior to the inception of Class A shares of the Portfolio on August 1, 2011 reflects the performance of the Class A shares of the Predecessor Portfolio. Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class A shares of the Portfolio (and the Predecessor Portfolio). The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class S shares (and, prior to the inception of Class S shares, Class A shares) from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception of the Portfolio’s Class S (and, prior to the inception of Class S shares, Class A shares) compare with those of the FTSE EPRA Nareit Developed Real Estate Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class A shares of the Portfolio (which are not offered in this prospectus), and the performance information prior to the inception of Class A shares of the Portfolio on August 1, 2011 reflects the performance of the Class A shares of the Predecessor Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-to-Date Performance (as of September 30, 2020): -12.97%
Best Quarter:	Q1 2019	17.23%
Worst Quarter:	Q3 2011	-20.19%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-to-Date Performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.19%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

James Alpha Class S Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | FTSE EPRA Nareit Developed Real Estate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.06%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	9.24%
James Alpha Class S Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[100]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[101]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,614
Annual Return 2010	rr_AnnualReturn2010	18.05%
Annual Return 2011	rr_AnnualReturn2011	(6.35%)
Annual Return 2012	rr_AnnualReturn2012	33.88%
Annual Return 2013	rr_AnnualReturn2013	2.36%
Annual Return 2014	rr_AnnualReturn2014	8.77%
Annual Return 2015	rr_AnnualReturn2015	2.22%
Annual Return 2016	rr_AnnualReturn2016	6.97%
Annual Return 2017	rr_AnnualReturn2017	18.37%
Annual Return 2018	rr_AnnualReturn2018	(7.65%)
Annual Return 2019	rr_AnnualReturn2019	32.08%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.08%
5 Years	rr_AverageAnnualReturnYear05	9.56%
10 Years	rr_AverageAnnualReturnYear10	10.03%
James Alpha Class S Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	5.66%
James Alpha Class S Portfolio [Member] | James Alpha Global Real Estate Investments Portfolio | James Alpha Global Real Estate Investments Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.80%	[102]
5 Years	rr_AverageAnnualReturnYear05	5.20%	[102]
10 Years	rr_AverageAnnualReturnYear10	5.80%	[102]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 173% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	173.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&P 500® Index and to enhance these returns through the use of leverage. The Portfolio may use swaps to gain exposure to one or more asset classes, individual investments or investment strategies, as well as to generate leverage or hedge the Portfolio’s exposure to an asset class, individual investment or group of investments. The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds, and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with two different strategies – a low volatility strategy and a high volatility strategy. The low volatility strategy, referred to as a “calendar spread” will seek to protect the Portfolio from significant market downturns (e.g., a drop of 12% or more in the value of the S&P 500® Index) by buying significantly out of the money put options and offsetting the cost of these put options by selling (writing) put options with a shorter maturity and with an exercise (strike) price that is higher than the purchased put options. Out of the money put options are options with a strike price that is lower than the market price of the underlying asset. When market volatility is low and options are less expensive, the Portfolio will seek to own more put options long than it sells (writes) short to provide greater protection during a significant market downturn.

The high volatility strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the S&P 500® Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers or investments that provide exposure to equity securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P 500 Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the S&P 500 Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class I shares of the Portfolio (which are not offered in this prospectus). Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the S&P 500 Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class I shares of the Portfolio (which are not offered in this prospectus).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-To-Date (as of September 30, 2020): 5.22% Class S Shares Year-To-Date
Best Quarter:	Q1 2019	6.53%
Worst Quarter:	Q4 2018	-3.10%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.49%	[103]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | Morningstar US Fund Long-Short Equity (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.59%	[103]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.59%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[104]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[105]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,186
Annual Return 2016	rr_AnnualReturn2016	2.36%
Annual Return 2017	rr_AnnualReturn2017	6.68%
Annual Return 2018	rr_AnnualReturn2018	2.30%
Annual Return 2019	rr_AnnualReturn2019	12.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[103]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[103]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Domestic Equity Portfolio | James Alpha Managed Risk Domestic Equity Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.41%	[106]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[103],[106]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 519% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	519.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The MSCI Emerging Markets Index measures the performance of securities across 23 emerging market countries (i.e., countries that are in the early stages of their industrial cycle). The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with a conventional put spread strategy. The strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the MSCI Emerging Markets Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities. The Portfolio may invest in equity securities without regard to market capitalization.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class I shares of the Portfolio (which are not offered in this prospectus). Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-To-Date (as of September 30, 2020): -2.96%
Best Quarter:	Q3 2016	4.56%
Worst Quarter:	Q4 2016	-2.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | MSCI Emerging Markets Net Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%	[107]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | Morningstar US Fund Diversified Emerging Markets
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[107]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.61%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[108]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[109]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,568
Annual Return 2016	rr_AnnualReturn2016	4.40%
Annual Return 2017	rr_AnnualReturn2017	11.66%
Annual Return 2018	rr_AnnualReturn2018	(3.05%)
Annual Return 2019	rr_AnnualReturn2019	5.53%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[107]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%	[107]
James Alpha Class S Portfolio [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio | James Alpha Managed Risk Emerging Markets Equity Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.27%	[110]
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[107],[110]
James Alpha Class S Portfolio [Member] | James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to seek to provide high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be subject to other fees not reflected in the table, such as brokerage commission and fees to financial intermediaries.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 277% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	277.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only, short-only and hedging strategies.

Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality. The Portfolio may invest in securities of any grade, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities including those bonds rated lower than “BBB” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.). These include, among others, corporate bonds and bank loans, asset-backed securities and mortgage-backed securities, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, closed-end funds and derivative instruments, including options; financial futures; swaps, including credit default swaps; options on futures and swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The Portfolio seeks to achieve its investment objectives by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. Not all of the sub-advisers listed for the Portfolio may be actively managing assets for the Portfolio at all times. The Manager also has discretion to manage directly all or a portion of such investment strategies. The principal investment strategies that may be employed by the Portfolio include the following:

●	Senior Loan Floating Rate Strategy. The senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds.

●	Short Duration High Yield Strategy. The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies, hedged primarily with an exchange-traded fund (“ETF”) that tracks the Russell 2000® Index, which has exhibited a strong correlation to high yield credit spreads, to attempt to further dampen volatility during market corrections. The strategy is diversified across 35–45 high yield bonds. The short position will range between 10% to 30% of the nominal value of the strategy during periods of normal market conditions and may increase to 50 % during periods of high volatility.

●	Relative Value Long/Short Debt Strategy. The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. The strategy is primarily focused within the corporate credit, securitized credit, and agency and non-agency mortgage-backed securities sectors. It invests in both investment and non-investment grade bonds. Proprietary research tools include credit spread analysis, which is based on, among other things, a proprietary credit default methodology, mortgage prepayment forecasting and credit option-adjusted spread analysis.

●	Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. The strategy is primarily focused on investments in U.S. and European fixed income securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

One or more of the above strategies may be achieved through investments in ETFs and other exchange-traded products, and other registered investment companies instead of direct investments.

The Manager’s investment process is based on a consultative four step approach:

1)	Asset Allocation – Defining objectives and constraints, determining asset classes and determining strategic weightings based on objectives and constraints;

2)	Manager Research – Sourcing and vetting investment managers;

3)	Risk Management – Identifying, characterizing and assessing portfolio risks, and suggesting ways to reduce risk; and

4)	Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

The Portfolio’s investments in the types of securities described in this Prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this Prospectus. The Portfolio may also invest in securities and other investments not described in this Prospectus, but which are described in the Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Portfolio to sell at an advantageous price or time.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, may present more credit risk than investment grade bonds and subject to greater risk. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time. Because Rule 144A securities are subject to certain restrictions on secondary market trading, they may be less liquid than registered, publicly traded securities. Therefore, Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Portfolio to sell these securities.

Income Generation Risk. If the Portfolio fails to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described above, then such failure in turn could negatively impact the Portfolio’s ability to meet its stated investment objectives.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or otherwise adversely affected or the Portfolio may be unable to maintain positive returns. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, mortgage-backed and asset-backed securities may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in NAV.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. The risks associated with mortgage-backed securities typically become elevated during periods of distressed economic, market, health and labor conditions. In particular, increased levels of unemployment, delays and delinquencies in payments of mortgage and rent obligations, and uncertainty regarding the effects and extent of government intervention with respect to mortgage payments and other economic matters may adversely affect the Portfolio’s investments in mortgage-backed securities.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs and closed-end funds, the Portfolio’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Bank Loans Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Portfolio’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Portfolio. As a result, the Portfolio may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Portfolio to lose income or principal on a particular investment, which in turn could affect the Portfolio’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller” or “seller of protection”) receives pre-determined periodic payments from the other party (the “buyer” or “buyer of protection”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened credit and counterparty risks. The Portfolio will not act as a seller of protection.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; less stringent investor protections and disclosure standards; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding a long position in the same security. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs when selling securities short. In addition, taking short positions in securities results in a form of leverage which may increase the volatility of the Portfolio.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Portfolio is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures, swaps and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. OTC derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio’s performance.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

LIBOR Discontinuance or Unavailability Risk. The London InterBank Offered Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The regulatory authority that oversees financial services firms and financial markets in the U.K. has announced that, after the end of 2021, it would no longer persuade or compel contributing banks to make rate submissions for purposes of determining the LIBOR rate. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio.

Special Risks of Futures. Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Further, exchanges can limit the number of positions that can be held or controlled by the Portfolio or the Manager, thus limiting the ability to implement the Portfolio’s strategies. Even a well-conceived futures transaction may be unsuccessful due to market events.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Portfolio’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Special Risks of Swaps. Swap transactions are structured as over-the-counter two-party contracts and are often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to July 18, 2016, the Portfolio operated as a separate fund called the ALPs/Westport Resources Hedged High Income Fund (the “Predecessor Portfolio”) which was advised by ALPs Advisors Inc. and Westport Resources Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Portfolio. Performance information prior to the inception of Class S shares on August 17, 2017 reflects the performance of Class A shares of the Portfolio (which are not offered in this prospectus), and the performance information prior to the inception of Class A shares of the Portfolio on July 18, 2016 reflects the performance of the Class A shares of the Predecessor Portfolio. Class S shares of the Portfolio would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class A shares of the Portfolio (and the Predecessor Portfolio).

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class S shares (and, prior to the inception of Class S shares, Class A shares) from year-to-year and by showing how the average annual returns for the past 1 year and 5 years/since inception of the Portfolio’s Class S shares (and, prior to the inception of Class S shares, Class A shares) compare with those of the Bloomberg Barclays Capital U.S. Aggregate Bond Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saraqtogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class S shares (and, prior to the inception of Class S shares, Class A shares) from year-to-year and by showing how the average annual returns for the past 1 year and 5 years/since inception of the Portfolio’s Class S shares (and, prior to the inception of Class S shares, Class A shares) compare with those of the Bloomberg Barclays Capital U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saraqtogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS S ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class S Shares Year-To-Date (as of September 30, 2020): -1.00%
Best Quarter:	Q3 2016	4.84%
Worst Quarter:	Q4 2015	-1.96%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class S Shares Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.96%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

James Alpha Class S Portfolio [Member] | James Alpha Hedged High Income Portfolio | Bloomberg Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
James Alpha Class S Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class S Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[111]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[112]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,346
Annual Return 2014	rr_AnnualReturn2014	1.01%
Annual Return 2015	rr_AnnualReturn2015	(1.93%)
Annual Return 2016	rr_AnnualReturn2016	9.93%
Annual Return 2017	rr_AnnualReturn2017	6.92%
Annual Return 2018	rr_AnnualReturn2018	(0.69%)
Annual Return 2019	rr_AnnualReturn2019	7.29%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
James Alpha Class S Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class S Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
James Alpha Class S Portfolio [Member] | James Alpha Hedged High Income Portfolio | James Alpha Hedged High Income Portfolio Class S Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.28%	[113]
5 Years	rr_AverageAnnualReturnYear05	2.39%	[113]
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[113]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[2]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.24% of the Portfolio’s average net assets for Class A shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[3]	The Portfolio commenced operations on January 10, 2018.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[5]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.24% of the Portfolio’s average net assets for Class A shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[6]	The Portfolio commenced operations on January 4, 2018.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[8]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.24% of the Portfolio’s average net assets for Class A shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[9]	The Portfolio commenced operations on January 4, 2018.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[11]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.24% of the Portfolio’s average net assets for Class A shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[12]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[13]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.24% of the Portfolio’s average net assets for Class A shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[14]	The Portfolio commenced operations on January 4, 2018.
[15]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[17]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[18]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[19]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[20]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[21]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99% of the Portfolio’s average net assets for Class C shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[22]	The Portfolio commenced operations on January 10, 2018.
[23]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[24]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99% of the Portfolio’s average net assets for Class C shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[25]	The Portfolio commenced operations on January 4, 2018.
[26]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[27]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99% of the Portfolio’s average net assets for Class C shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[28]	The Portfolio commenced operations on January 4, 2018.
[29]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[30]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99% of the Portfolio’s average net assets for Class C shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[31]	The Portfolio commenced operations on January 4, 2018.
[32]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[33]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99% of the Portfolio’s average net assets for Class C shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[34]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[35]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[36]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[37]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information -Contingent Deferred Sales Charge.”
[38]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[39]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[40]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[41]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[42]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[43]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[44]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[45]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[46]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[47]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[48]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[49]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[50]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information-Contingent Deferred Sales Charge.”
[51]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares which is only applicable to redemptions made within one year after purchase as described under “Shareholder Information - Contingent Deferred Sales Charge.”
[52]	The Portfolio commenced operations on January 4, 2018.
[53]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[54]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 0.99% of the Portfolio’s average net assets for Class I shares, through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[55]	The Portfolio commenced operations on January 10, 2018.
[56]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[57]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 0.99% of the Portfolio’s average net assets for Class I shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[58]	The Portfolio commenced operations on January 4, 2018.
[59]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[60]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 0.99% of the Portfolio’s average net assets for Class I shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[61]	The Portfolio commenced operations on January 4, 2018.
[62]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[63]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensuThe Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).re that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 0.99% of the Portfolio’s average net assets for Class I through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[64]	The Portfolio commenced operations on January 4, 2018.
[65]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[66]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 0.99% of the Portfolio’s average net assets for Class I shares through December 31, 2021 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the Expense Cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[67]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[68]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[69]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[70]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[71]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[72]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[73]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[74]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.74%, 1.49% and 2.49% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2021 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[75]	The Portfolio’s Class A and Class I shares commenced operations on February 1, 2011.
[76]	The Portfolio’s Class C shares commenced operations on January 5, 2012.
[77]	The Portfolio commenced operations on September 29, 2014.
[78]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[79]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.24%, 1.99% and 2.99% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2021, (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.
[80]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[81]	The Total Annual Portfolio Operating Expenses will not exceed 1.69%, 1.19% and 2.37% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2021 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[82]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Fund (for periods prior to August 1, 2011) and the Portfolio’s (for the periods beginning August 1, 2011). The returns shown reflect the deduction of the maximum sales charge of the Predecessor Fund of 7.25%.
[83]	The Portfolio’s Class I shares commenced operations on August 1, 2011.
[84]	The Portfolio’s Class C shares commenced operations on January 5, 2012.
[85]	The Portfolio commenced operations on July 31, 2015.
[86]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[87]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.99%, 1.79% and 3.00% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2021, (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[88]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[89]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.25%, 1.79% and 3.00% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2021, (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[90]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[91]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.39%, 1.85% and 2.99% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2021 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[92]	The performance figures shown above reflect the performance of the Predecessor Fund (for periods prior to July 18, 2016) and of the Portfolio (for periods beginning July 18, 2016). After-tax returns for the Portfolio will vary from those of the Predecessor Portfolio due to varying sales charges and expenses between the Portfolios. After-tax returns are only shown for Class A shares of the Predecessor Portfolio and the Portfolio. After-tax returns for Class C and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
[93]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[94]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.94% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[95]	The performance figures shown above reflect the performance of Class S shares of the Portfolio (and, prior to the inception of Class S shares on August 17, 2017, Class I shares) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.
[96]	The Portfolio commenced operations on September 29, 2014.
[97]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[98]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[99]	The performance figures shown above reflect the performance of Class S shares of the Portfolio (and, prior to the inception of Class S shares on August 17, 2017, Class I shares) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.
[100]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[101]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 0.99% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[102]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Portfolio (for periods prior to August 1, 2011) and the Portfolio (for the periods beginning August 1, 2011) and Class S shares of the Portfolio (for the periods beginning August 17, 2017) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.
[103]	The Portfolio commenced operations on July 31, 2015.
[104]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[105]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[106]	The performance figures shown above reflect the performance of Class S shares of the Portfolio (and, prior to the inception of Class S shares on August 17, 2017, Class I shares) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.
[107]	The Portfolio commenced operations on July 31, 2015.
[108]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[109]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.34% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[110]	The performance figures shown above reflect the performance of Class S shares of the Portfolio (and, prior to the inception of Class S shares on August 17, 2017, Class I shares) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.
[111]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[112]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all or a portion of its advisory fees and/or pay expenses of the Portfolio to limit Operating Expenses of Class S shares of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio’s average net assets (the “Expense Cap”) through December 31, 2021 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[113]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Portfolio (for periods prior to July 18, 2016) and the Portfolio (for periods beginning July 18, 2016) and Class S shares of the Portfolio (for the periods beginning August 17, 2017) at net asset value. The performance shown for periods prior to the inception of Class S shares on August 17, 2017 has not been adjusted to reflect applicable Class S fees and expenses.